                            SchwabFunds



SCHWAB
MONEY FUNDS


- SCHWAB MONEY MARKET FUND

- SCHWAB GOVERNMENT
  MONEY FUND

- SCHWAB U.S. TREASURY
  MONEY FUND










Annual Report
December 31, 1997

[Photo]
          Dear Shareholder,

          With the support of investors like you, SchwabFunds-Registered Trademark- continues to be among the largest and fastest-growing mutual fund families in the nation. Charles Schwab Investment Management, Inc. (CSIM) now manages over $56 billion in assets for nearly 3 million SchwabFunds shareholders and offers 31 funds spanning a spectrum of financial markets and investing styles.

MAINTAINING A LONG-TERM PERSPECTIVE

The recent volatility in both domestic and international markets reminds us that investments can move in both directions, down as well as up, especially in the short term. For this reason, it is extremely important that you develop and stick with a long-term investment plan that is appropriate for your personal goals, time horizon and tolerance for risk. While it's a good idea to periodically review your portfolio, I would encourage you to avoid making changes merely in response to short-term market movements.

If you have any questions about your own investment plan or need help getting started, contact your local Schwab branch to set up a free consultation with one of our representatives. Additionally, I encourage you to visit our Web site at WWW.SCHWAB.COM/SCHWABFUNDS, where you'll find online resources and tools to help you evaluate or develop your investment plan.

NEW INVESTMENT OPPORTUNITIES

As a strong proponent of indexing as an investment strategy, we've expanded our indexing offering to include bond index funds. SchwabFunds is happy to introduce the Short-Term Bond Market Index Fund and the Total Bond Market Index Fund.(1) Each Fund is broad-based and diversified and seeks to track an index representing a broad spectrum of the bond market. These Funds are straightforward choices for your bond holdings and can represent the core component of your bond portfolio.

In addition, we introduced two new municipal money funds in early February. The Schwab New Jersey Municipal Money Fund and the Schwab Pennsylvania Municipal Money Fund are designed to offer taxpayers in those states opportunities for additional tax savings.(2)

For a free prospectus on the Schwab Bond Index Funds, the Schwab New Jersey Municipal Money Fund, the Schwab Pennsylvania Municipal Money Fund or any other SchwabFund, please call us toll-free at 1-800-435-4000. The prospectus contains more information, including fees and expenses. Please be sure to read the prospectus before investing.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs and to provide you with timely information on SchwabFunds.


                                   /s/ Charles R. Schwab

                                     Charles R. Schwab


(1) Formerly the Schwab Short/Intermediate Government Bond Fund and the Schwab Long-Term Government Bond Fund, respectively.
(2) Income may be subject to the alternative minimum tax (AMT).

TABLE OF CONTENTS

                                                                                     Page
                                                                                     -----
A Word from SchwabFunds-Registered Trademark-...................................           2
Schwab Money Market Fund........................................................           3
Schwab Government Money Fund....................................................           4
Schwab U.S. Treasury Money Fund.................................................           5
The Portfolio Management Team...................................................           6
Market Overview.................................................................           7
Questions to the Portfolio Management Team......................................          12
Glossary of Terms...............................................................          14
Portfolio Summaries.............................................................          15
Financial Statements and Notes..................................................          18

A WORD FROM SCHWABFUNDS-REGISTERED TRADEMARK-

    We're pleased to report on the performance of the three Schwab Money Funds listed below (the Funds) for the one-year period ended December 31, 1997:

    - Schwab Money Market Fund

    - Schwab Government Money Fund

    - Schwab U.S. Treasury Money Fund

    During the reporting period, the Funds continued to provide competitive money market returns, combined with capital stability and liquidity. The following pages contain information on the Funds' performances during the reporting period and on their portfolios. Please remember that while each Fund seeks to maintain a stable $1.00 share price to protect your principal, as with all money funds, there can be no assurance that a Fund will be able to maintain a $1.00 net asset value per share. It is also important to understand that your investment in a Fund is not insured or guaranteed by the U.S. Government.

    The Funds presented in this report are Sweep Investments-TM- that are designed for cash balances requiring frequent access. These shares can be linked to your Schwab account and contain a feature that automatically "sweeps" uninvested cash balances into the fund you designate, according to the terms and conditions of your Schwab account--a smart, convenient way to manage your short-term cash. If you're in a high tax bracket, SchwabFunds offers three tax-advantaged municipal money funds that may provide you with higher returns after taxes.(1)

    For your larger cash balances, and to help fill the cash equivalent sector of your asset allocation plan, you may wish to consider the Value Advantage Investments-Registered Trademark-, which include both taxable and tax-advantaged money funds. The Value Advantage Investments were designed for larger, longer-term cash balances that do not require frequent access. These Funds have minimum investment and balance requirements as well as transaction restrictions designed to minimize operating expenses. All else being equal, lower expenses can mean higher yields. It is important to note that unlike Sweep Investments, the Value Advantage Investments are not designed to automatically cover negative balances in your Schwab account.

    If you would like more information on the Value Advantage Investments or on other Schwab Money Funds, please call our toll-free line, 1-800-435-4000, and request a free prospectus which contains more information, including fees and expenses. Please be sure to read the prospectus carefully before investing.

(1) Income may be subject to alternative minimum tax (AMT).

SCHWAB MONEY MARKET FUND

PERFORMANCE REVIEW

    The table below presents 7-day yields as of the end of the reporting period. Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.

YIELD SUMMARY AS OF 12/31/97(2)

----------------------------------------------------------------------------------------
7-Day Yield                                                                       5.12%
----------------------------------------------------------------------------------------
7-Day Effective Yield                                                             5.25%
----------------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

    The Schwab Money Market Fund invests primarily in high-quality commercial paper and other corporate obligations, bank certificates of deposit, time deposits, and bankers' acceptances, as well as repurchase agreements and U.S. Government obligations. The chart below illustrates the composition of the Fund's portfolio as of December 31, 1997 and is not indicative of holdings after that date. A complete listing of the securities in the Fund's portfolio as of December 31, 1997 is provided in the Schedule of Investments later in this report.

SCHWAB MONEY MARKET FUND

Portfolio Composition as of December 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper & Other Corporate Obligations           76%
Certificates of Deposit                                  14%
Variable Rate Obligations                                 7%
Repurchase Agreements                                     2%
Bank Notes                                                1%

(2) A portion of the Fund's expenses were reduced during the reporting period. Without these reductions, as of 12/31/97, the 7-day yield and the 7-day effective yield would have been 5.01% and 5.14%, respectively.

SCHWAB GOVERNMENT MONEY FUND

PERFORMANCE REVIEW

    The table below presents 7-day yields as of the end of the reporting period. Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.

YIELD SUMMARY AS OF 12/31/97(3)

----------------------------------------------------------------------------------------
7-Day Yield                                                                       4.99%
----------------------------------------------------------------------------------------
7-Day Effective Yield                                                             5.12%
----------------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

    The Schwab Government Money Fund invests exclusively in U.S. Government securities, including obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, U.S. Treasury bills, notes, bonds and repurchase agreements. The chart below illustrates the composition of the Fund's portfolio as of December 31, 1997 and is not indicative of holdings after that date. A complete listing of the securities in the Fund's portfolio as of December 31, 1997 is provided in the Schedule of Investments later in this report.

SCHWAB GOVERNMENT MONEY FUND

Portfolio Composition as of December 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Agency Obligations                57%
Repurchase Agreements             36%
Variable Rate Obligations          6%
U.S. Treasury Obligations          1%

(3) A portion of the Fund's expenses were reduced during the reporting period. Without these reductions, as of 12/31/97, the 7-day yield and the 7-day effective yield would have been 4.82% and 4.94%, respectively.

SCHWAB U.S. TREASURY MONEY FUND

PERFORMANCE REVIEW

    The table below presents 7-day yields as of the end of the reporting period. Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.

YIELD SUMMARY AS OF 12/31/97(4)

----------------------------------------------------------------------------------------
7-Day Yield                                                                       4.78%
----------------------------------------------------------------------------------------
7-Day Effective Yield                                                             4.89%
----------------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

    The Schwab U.S. Treasury Money Fund invests exclusively in U.S. Treasury notes, bills and other direct obligations of the U.S. Treasury that are backed by the full faith and credit of the U.S. Government. The chart below illustrates the composition of the Fund's portfolio as of December 31, 1997 and is not indicative of holdings after that date. A complete listing of the securities in the Fund's portfolio as of December 31, 1997 is provided in the Schedule of Investments later in this report.

SCHWAB U.S. TREASURY MONEY FUND

Portfolio Composition as of December 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S TREASURY OBLIGATIONS     100%

(4) A portion of the Fund's expenses were reduced during the reporting period. Without these reductions, as of 12/31/97, the 7-day yield and the 7-day effective yield would have been 4.51% and 4.61%, respectively.

THE PORTFOLIO MANAGEMENT TEAM

    STEPHEN B. WARD--Senior Vice President and Chief Investment Officer--has overall responsibility for the management of the Funds' portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

    LINDA KLINGMAN--Vice President and Senior Portfolio Manager--has managed the Schwab Money Market Fund since April of 1991. Linda joined CSIM in 1990 and was promoted to her current position in August 1996. Prior to joining CSIM, Linda was Senior Money Market Trader with AIM Management.

    AMY TREANOR--Portfolio Manager--has managed the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund since 1997. Amy joined CSIM in 1992 as Associate Portfolio Trader and was promoted to her current position in May 1997. Prior to joining CSIM, Amy was Portfolio Manager and Assistant Vice President with Capitalcorp Asset Management.

    THE FOLLOWING MARKET OVERVIEW AND ANSWERS TO QUESTIONS ARE PROVIDED BY THE PORTFOLIO MANAGEMENT TEAM. A GLOSSARY OF TERMS IS PROVIDED FOR YOUR REFERENCE ON PAGE 14.

MARKET OVERVIEW

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           QUARTERLY GDP GROWTH RATE
Q1 1990                                           3.9%
Q2 1990                                           1.2%
Q3 1990                                          -1.9%
Q4 1990                                          -4.0%
Q1 1991                                          -2.1%
Q2 1991                                           1.8%
Q3 1991                                           1.0%
Q4 1991                                           1.0%
Q1 1992                                           4.7%
Q2 1992                                           2.5%
Q3 1992                                           3.0%
Q4 1992                                           4.3%
Q1 1993                                           0.1%
Q2 1993                                           2.0%
Q3 1993                                           2.1%
Q4 1993                                           5.3%
Q1 1994                                           3.0%
Q2 1994                                           4.7%
Q3 1994                                           1.8%
Q4 1994                                           3.6%
Q1 1995                                           0.9%
Q2 1995                                           0.3%
Q3 1995                                           3.0%
Q4 1995                                           2.2%
Q1 1996                                           1.8%
Q2 1996                                           6.0%
Q3 1996                                           1.0%
Q4 1996                                           4.3%
Q1 1997                                           4.9%
Q2 1997                                           3.3%
Q3 1997                                           3.1%
Q4 1997                                           4.3%
Source: Bloomberg L.P.

- The real GDP growth rate was 3.2% for 1996 and 3.8% for 1997--healthy rates of growth for the economy, well in excess of the Federal Reserve's projected non-inflationary growth rate of 2.2%.

- The direct impact of the economic problems of Pacific Rim countries on 1998 U.S. GDP growth is anticipated to be relatively minor. Estimates range from a reduction of 0.25% (as estimated by the Federal Reserve's Chairman Alan Greenspan) to 1%. At the time of this writing, the economy appears poised for continued growth, further extending the current economic expansion that began in 1991.

- Prior to the fourth quarter onset of the "Asian Flu," the strength of the economy and tight labor markets continued to lead to speculation of a potential acceleration in both wage and price inflation and whether a more restrictive Federal Reserve policy was imminent.

  Throughout most of the reporting period, the Federal Reserve was "on alert" for signs of accelerating inflation, whether caused by tight labor markets or consumer spending fueled by a strong stock market. With the onset of the economic problems in Pacific Rim countries and their potential impact on the U.S. economy, sentiment has shifted--there is no clear consensus whether the Federal Reserve's next move will be to raise or lower short-term rates.

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           U.S. UNEMPLOYMENT RATE
  Jan-90                                       5.4%
  Feb-90                                       5.3%
  Mar-90                                       5.2%
  Apr-90                                       5.4%
  May-90                                       5.4%
  Jun-90                                       5.2%
  Jul-90                                       5.5%
  Aug-90                                       5.7%
  Sep-90                                       5.9%
  Oct-90                                       5.9%
  Nov-90                                       6.2%
  Dec-90                                       6.3%
  Jan-91                                       6.4%
  Feb-91                                       6.6%
  Mar-91                                       6.8%
  Apr-91                                       6.7%
  May-91                                       6.9%
  Jun-91                                       6.9%
  Jul-91                                       6.8%
  Aug-91                                       6.9%
  Sep-91                                       6.9%
  Oct-91                                       7.0%
  Nov-91                                       7.0%
  Dec-91                                       7.3%
  Jan-92                                       7.3%
  Feb-92                                       7.4%
  Mar-92                                       7.4%
  Apr-92                                       7.4%
  May-92                                       7.6%
  Jun-92                                       7.8%
  Jul-92                                       7.7%
  Aug-92                                       7.6%
  Sep-92                                       7.6%
  Oct-92                                       7.3%
  Nov-92                                       7.4%
  Dec-92                                       7.4%
  Jan-93                                       7.3%
  Feb-93                                       7.1%
  Mar-93                                       7.0%
  Apr-93                                       7.1%
  May-93                                       7.1%
  Jun-93                                       7.0%
  Jul-93                                       6.9%
  Aug-93                                       6.8%
  Sep-93                                       6.7%
  Oct-93                                       6.8%
  Nov-93                                       6.6%
  Dec-93                                       6.5%
  Jan-94                                       6.7%
  Feb-94                                       6.6%
  Mar-94                                       6.5%
  Apr-94                                       6.4%
  May-94                                       6.0%
  Jun-94                                       6.1%
  Jul-94                                       6.1%
  Aug-94                                       6.1%
  Sep-94                                       5.9%
  Oct-94                                       5.8%
  Nov-94                                       5.6%
  Dec-94                                       5.4%
  Jan-95                                       5.6%
  Feb-95                                       5.5%
  Mar-95                                       5.4%
  Apr-95                                       5.7%
  May-95                                       5.6%
  Jun-95                                       5.6%
  Jul-95                                       5.7%
  Aug-95                                       5.7%
  Sep-95                                       5.7%
  Oct-95                                       5.5%
  Nov-95                                       5.6%
  Dec-95                                       5.6%
  Jan-96                                       5.7%
  Feb-96                                       5.5%
  Mar-96                                       5.5%
  Apr-96                                       5.5%
  May-96                                       5.5%
  Jun-96                                       5.3%
  Jul-96                                       5.4%
  Aug-96                                       5.2%
  Sep-96                                       5.2%
  Oct-96                                       5.2%
  Nov-96                                       5.3%
  Dec-96                                       5.3%
  Jan-97                                       5.4%
  Feb-97                                       5.3%
  Mar-97                                       5.2%
  Apr-97                                       4.9%
  May-97                                       4.8%
  Jun-97                                       5.0%
  Jul-97                                       4.8%
  Aug-97                                       4.9%
  Sep-97                                       4.9%
  Oct-97                                       4.7%
  Nov-97                                       4.6%
  Dec-97                                       4.7%
  Source: Bloomberg L.P.

- Job growth has remained robust and the unemployment rate reached a new low for this decade during the reporting period. In fact, the monthly fourth quarter rates of 4.7%, 4.6% and 4.7% for October, November and December, respectively, represent the lowest unemployment rates in 24 years.

- Although inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains, such as we experienced in the second and third quarters, allow manufacturers to keep a lid on prices in the face of rising wages without trimming profit margins.

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION

                           Monthly Consumer Price Index     Quarterly Employment Cost Index
  Jan-90                                           5.2%                                5.3%
  Feb-90                                           5.3%                                5.3%
  Mar-90                                           5.2%                                5.3%
  Apr-90                                           4.7%                                5.4%
  May-90                                           4.4%                                5.4%
  Jun-90                                           4.7%                                5.4%
  Jul-90                                           4.8%                                5.1%
  Aug-90                                           5.6%                                5.1%
  Sep-90                                           6.2%                                5.1%
  Oct-90                                           6.3%                                4.8%
  Nov-90                                           6.3%                                4.8%
  Dec-90                                           6.1%                                4.8%
  Jan-91                                           5.7%                                4.6%
  Feb-91                                           5.3%                                4.6%
  Mar-91                                           4.9%                                4.6%
  Apr-91                                           4.9%                                4.5%
  May-91                                           5.0%                                4.5%
  Jun-91                                           4.7%                                4.5%
  Jul-91                                           4.4%                                4.3%
  Aug-91                                           3.8%                                4.3%
  Sep-91                                           3.4%                                4.3%
  Oct-91                                           2.9%                                4.2%
  Nov-91                                           3.0%                                4.2%
  Dec-91                                           3.1%                                4.2%
  Jan-92                                           2.6%                                4.1%
  Feb-92                                           2.8%                                4.1%
  Mar-92                                           3.2%                                4.1%
  Apr-92                                           3.2%                                3.5%
  May-92                                           3.0%                                3.5%
  Jun-92                                           3.1%                                3.5%
  Jul-92                                           3.2%                                3.4%
  Aug-92                                           3.1%                                3.4%
  Sep-92                                           3.0%                                3.4%
  Oct-92                                           3.2%                                3.5%
  Nov-92                                           3.0%                                3.5%
  Dec-92                                           2.9%                                3.5%
  Jan-93                                           3.3%                                3.4%
  Feb-93                                           3.2%                                3.4%
  Mar-93                                           3.1%                                3.4%
  Apr-93                                           3.2%                                3.6%
  May-93                                           3.2%                                3.6%
  Jun-93                                           3.0%                                3.6%
  Jul-93                                           2.8%                                3.6%
  Aug-93                                           2.8%                                3.6%
  Sep-93                                           2.7%                                3.6%
  Oct-93                                           2.8%                                3.4%
  Nov-93                                           2.7%                                3.4%
  Dec-93                                           2.7%                                3.4%
  Jan-94                                           2.5%                                3.2%
  Feb-94                                           2.5%                                3.2%
  Mar-94                                           2.5%                                3.2%
  Apr-94                                           2.4%                                3.1%
  May-94                                           2.3%                                3.1%
  Jun-94                                           2.5%                                3.1%
  Jul-94                                           2.8%                                3.1%
  Aug-94                                           2.9%                                3.1%
  Sep-94                                           3.0%                                3.1%
  Oct-94                                           2.6%                                3.0%
  Nov-94                                           2.7%                                3.0%
  Dec-94                                           2.7%                                3.0%
  Jan-95                                           2.8%                                3.0%
  Feb-95                                           2.9%                                3.0%
  Mar-95                                           2.9%                                3.0%
  Apr-95                                           3.1%                                3.0%
  May-95                                           3.2%                                3.0%
  Jun-95                                           3.0%                                3.0%
  Jul-95                                           2.8%                                2.8%
  Aug-95                                           2.6%                                2.8%
  Sep-95                                           2.5%                                2.8%
  Oct-95                                           2.8%                                2.8%
  Nov-95                                           2.6%                                2.8%
  Dec-95                                           2.5%                                2.8%
  Jan-96                                           2.7%                                2.9%
  Feb-96                                           2.7%                                2.9%
  Mar-96                                           2.8%                                2.9%
  Apr-96                                           2.9%                                2.9%
  May-96                                           2.9%                                2.9%
  Jun-96                                           2.8%                                2.9%
  Jul-96                                           3.0%                                2.9%
  Aug-96                                           2.9%                                2.9%
  Sep-96                                           3.0%                                2.9%
  Oct-96                                           3.0%                                3.0%
  Nov-96                                           3.3%                                3.0%
  Dec-96                                           3.3%                                3.0%
  Jan-97                                           3.0%                                2.8%
  Feb-97                                           3.0%                                2.8%
  Mar-97                                           2.8%                                2.8%
  Apr-97                                           2.5%                                2.8%
  May-97                                           2.2%                                2.8%
  Jun-97                                           2.3%                                2.8%
  Jul-97                                           2.2%                                3.0%
  Aug-97                                           2.2%                                3.0%
  Sep-97                                           2.2%                                3.0%
  Oct-97                                           2.1%                                3.2%
  Nov-97                                           1.8%                                3.2%
  Dec-97                                           1.7%                                3.2%

- Both the Employment Cost Index and Consumer Price Index (CPI) remained in check throughout 1997, reflecting continued low levels of inflation.

- The CPI rose 1.7% during 1997--the lowest rate of increase since 1986. Its core rate (which excludes the more volatile food and energy components) rose 2.2%--the lowest rate of increase since 1965.

- Even though current levels of inflation are very low, the Federal Reserve indicated throughout most of the reporting period that the economy remains in the zone where inflation risks are increasing, and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action earlier this year in March, increasing the Federal Funds Rate by 0.25% to 5.50%. At the end of the reporting period, however, sentiment was mixed regarding the direction and timing of the Federal Reserve's next action.

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 YIELDS ON 90-DAY COMMERCIAL PAPER
 AND 3-MONTH TREASURY BILLS FOR THE
      PERIOD 1/2/97 - 12/31/97

                                       3 Month Treasury Bill     90 Day Commercial Paper
  1/2/97                                               5.18%                       5.30%
  1/3/97                                               5.16%                       5.29%
  1/6/97                                               5.17%                       5.32%
  1/7/97                                               5.15%                       5.32%
  1/8/97                                               5.15%                       5.29%
  1/9/97                                               5.12%                       5.30%
  1/10/97                                              5.16%                       5.30%
  1/13/97                                              5.17%                       5.34%
  1/14/97                                              5.16%                       5.29%
  1/15/97                                              5.14%                       5.31%
  1/16/97                                              5.16%                       5.29%
  1/17/97                                              5.15%                       5.30%
  1/20/97                                              5.15%                       5.30%
  1/21/97                                              5.15%                       5.29%
  1/22/97                                              5.16%                       5.30%
  1/23/97                                              5.16%                       5.27%
  1/24/97                                              5.16%                       5.32%
  1/27/97                                              5.19%                       5.32%
  1/28/97                                              5.19%                       5.32%
  1/29/97                                              5.17%                       5.31%
  1/30/97                                              5.17%                       5.28%
  1/31/97                                              5.15%                       5.30%
  2/3/97                                               5.11%                       5.30%
  2/4/97                                               5.13%                       5.28%
  2/5/97                                               5.12%                       5.28%
  2/6/97                                               5.13%                       5.30%
  2/7/97                                               5.12%                       5.27%
  2/10/97                                              5.13%                       5.26%
  2/11/97                                              5.14%                       5.29%
  2/12/97                                              5.14%                       5.29%
  2/13/97                                              5.12%                       5.27%
  2/14/97                                              5.08%                       5.26%
  2/17/97                                              5.09%                       5.26%
  2/18/97                                              5.09%                       5.25%
  2/19/97                                              5.10%                       5.25%
  2/20/97                                              5.08%                       5.26%
  2/21/97                                              5.09%                       5.20%
  2/24/97                                              5.11%                       5.22%
  2/25/97                                              5.15%                       5.24%
  2/26/97                                              5.18%                       5.23%
  2/27/97                                              5.20%                       5.38%
  2/28/97                                              5.22%                       5.35%
  3/3/97                                               5.23%                       5.37%
  3/4/97                                               5.23%                       5.29%
  3/5/97                                               5.19%                       5.30%
  3/6/97                                               5.21%                       5.29%
  3/7/97                                               5.21%                       5.29%
  3/10/97                                              5.19%                       5.29%
  3/11/97                                              5.17%                       5.30%
  3/12/97                                              5.19%                       5.30%
  3/13/97                                              5.23%                       5.30%
  3/14/97                                              5.23%                       5.32%
  3/17/97                                              5.25%                       5.34%
  3/18/97                                              5.29%                       5.37%
  3/19/97                                              5.29%                       5.38%
  3/20/97                                              5.34%                       5.39%
  3/21/97                                              5.40%                       5.50%
  3/24/97                                              5.38%                       5.50%
  3/25/97                                              5.39%                       5.52%
  3/26/97                                              5.34%                       5.53%
  3/27/97                                              5.37%                       5.54%
  3/28/97                                              5.37%                       5.54%
  3/31/97                                              5.32%                       5.55%
  4/1/97                                               5.30%                       5.53%
  4/2/97                                               5.29%                       5.58%
  4/3/97                                               5.25%                       5.55%
  4/4/97                                               5.27%                       5.54%
  4/7/97                                               5.27%                       5.61%
  4/8/97                                               5.23%                       5.59%
  4/9/97                                               5.22%                       5.58%
  4/10/97                                              5.29%                       5.53%
  4/11/97                                              5.28%                       5.52%
  4/14/97                                              5.29%                       5.58%
  4/15/97                                              5.29%                       5.56%
  4/16/97                                              5.29%                       5.58%
  4/17/97                                              5.29%                       5.58%
  4/18/97                                              5.28%                       5.57%
  4/21/97                                              5.26%                       5.60%
  4/22/97                                              5.32%                       5.60%
  4/23/97                                              5.34%                       5.62%
  4/24/97                                              5.30%                       5.57%
  4/25/97                                              5.31%                       5.54%
  4/28/97                                              5.30%                       5.61%
  4/29/97                                              5.26%                       5.56%
  4/30/97                                              5.23%                       5.57%
  5/1/97                                               5.21%                       5.60%
  5/2/97                                               5.22%                       5.57%
  5/5/97                                               5.11%                       5.60%
  5/6/97                                               5.17%                       5.56%
  5/7/97                                               5.22%                       5.59%
  5/8/97                                               5.21%                       5.63%
  5/9/97                                               5.16%                       5.55%
  5/12/97                                              5.15%                       5.59%
  5/13/97                                              5.20%                       5.57%
  5/14/97                                              5.16%                       5.57%
  5/15/97                                              5.11%                       5.58%
  5/16/97                                              5.18%                       5.58%
  5/19/97                                              5.30%                       5.56%
  5/20/97                                              5.20%                       5.59%
  5/21/97                                              5.12%                       5.59%
  5/22/97                                              5.17%                       5.59%
  5/23/97                                              5.16%                       5.54%
  5/26/97                                              5.16%                       5.54%
  5/27/97                                              5.11%                       5.56%
  5/28/97                                              5.13%                       5.53%
  5/29/97                                              5.01%                       5.57%
  5/30/97                                              4.94%                       5.54%
  6/2/97                                               4.84%                       5.59%
  6/3/97                                               5.07%                       5.57%
  6/4/97                                               5.07%                       5.56%
  6/5/97                                               5.11%                       5.52%
  6/6/97                                               5.04%                       5.54%
  6/9/97                                               5.03%                       5.54%
  6/10/97                                              5.03%                       5.53%
  6/11/97                                              4.96%                       5.55%
  6/12/97                                              4.95%                       5.52%
  6/13/97                                              4.96%                       5.53%
  6/16/97                                              4.97%                       5.54%
  6/17/97                                              5.04%                       5.54%
  6/18/97                                              5.07%                       5.54%
  6/19/97                                              5.07%                       5.52%
  6/20/97                                              5.06%                       5.53%
  6/23/97                                              5.15%                       5.54%
  6/24/97                                              5.18%                       5.54%
  6/25/97                                              5.10%                       5.52%
  6/26/97                                              5.12%                       5.51%
  6/27/97                                              5.14%                       5.53%
  6/30/97                                              5.17%                       5.56%
  7/1/97                                               5.23%                       5.52%
  7/2/97                                               5.22%                       5.56%
  7/3/97                                               5.14%                       5.52%
  7/4/97                                               5.13%                       5.52%
  7/7/97                                               5.07%                       5.52%
  7/8/97                                               5.11%                       5.51%
  7/9/97                                               5.10%                       5.49%
  7/10/97                                              5.15%                       5.47%
  7/11/97                                              5.13%                       5.49%
  7/14/97                                              5.14%                       5.50%
  7/15/97                                              5.19%                       5.50%
  7/16/97                                              5.18%                       5.50%
  7/17/97                                              5.21%                       5.48%
  7/18/97                                              5.24%                       5.47%
  7/21/97                                              5.27%                       5.48%
  7/22/97                                              5.23%                       5.50%
  7/23/97                                              5.19%                       5.44%
  7/24/97                                              5.21%                       5.45%
  7/25/97                                              5.22%                       5.47%
  7/28/97                                              5.23%                       5.48%
  7/29/97                                              5.24%                       5.45%
  7/30/97                                              5.23%                       5.47%
  7/31/97                                              5.23%                       5.45%
  8/1/97                                               5.27%                       5.48%
  8/4/97                                               5.26%                       5.48%
  8/5/97                                               5.29%                       5.47%
  8/6/97                                               5.29%                       5.48%
  8/7/97                                               5.30%                       5.46%
  8/8/97                                               5.28%                       5.49%
  8/11/97                                              5.29%                       5.48%
  8/12/97                                              5.32%                       5.51%
  8/13/97                                              5.31%                       5.49%
  8/14/97                                              5.33%                       5.49%
  8/15/97                                              5.24%                       5.49%
  8/18/97                                              5.27%                       5.50%
  8/19/97                                              5.22%                       5.48%
  8/20/97                                              5.23%                       5.49%
  8/21/97                                              5.24%                       5.49%
  8/22/97                                              5.23%                       5.45%
  8/25/97                                              5.28%                       5.46%
  8/26/97                                              5.27%                       5.50%
  8/27/97                                              5.28%                       5.49%
  8/28/97                                              5.21%                       5.46%
  8/29/97                                              5.22%                       5.48%
  9/1/97                                               5.22%                       5.48%
  9/2/97                                               5.19%                       5.52%
  9/3/97                                               5.13%                       5.48%
  9/4/97                                               5.14%                       5.51%
  9/5/97                                               5.15%                       5.50%
  9/8/97                                               5.14%                       5.49%
  9/9/97                                               5.12%                       5.50%
  9/10/97                                              5.09%                       5.48%
  9/11/97                                              5.13%                       5.47%
  9/12/97                                              5.09%                       5.48%
  9/15/97                                              5.13%                       5.49%
  9/16/97                                              5.08%                       5.49%
  9/17/97                                              5.09%                       5.48%
  9/18/97                                              5.08%                       5.48%
  9/19/97                                              5.04%                       5.45%
  9/22/97                                              5.02%                       5.48%
  9/23/97                                              4.98%                       5.49%
  9/24/97                                              4.92%                       5.45%
  9/25/97                                              4.91%                       5.46%
  9/26/97                                              4.98%                       5.48%
  9/29/97                                              4.99%                       5.50%
  9/30/97                                              5.10%                       5.48%
  10/1/97                                              5.10%                       5.46%
  10/2/97                                              5.06%                       5.49%
  10/3/97                                              5.01%                       5.47%
  10/6/97                                              4.97%                       5.47%
  10/7/97                                              5.05%                       5.46%
  10/8/97                                              5.09%                       5.47%
  10/9/97                                              5.11%                       5.48%
  10/10/97                                             5.12%                       5.50%
  10/13/97                                             5.12%                       5.50%
  10/14/97                                             5.07%                       5.49%
  10/15/97                                             5.04%                       5.51%
  10/16/97                                             5.06%                       5.48%
  10/17/97                                             5.04%                       5.54%
  10/20/97                                             5.03%                       5.54%
  10/21/97                                             5.10%                       5.54%
  10/22/97                                             5.15%                       5.52%
  10/23/97                                             5.12%                       5.54%
  10/24/97                                             5.13%                       5.54%
  10/27/97                                             5.03%                       5.55%
  10/28/97                                             5.26%                       5.49%
  10/29/97                                             5.14%                       5.54%
  10/30/97                                             5.14%                       5.53%
  10/31/97                                             5.20%                       5.56%
  11/3/97                                              5.23%                       5.54%
  11/4/97                                              5.25%                       5.53%
  11/5/97                                              5.24%                       5.54%
  11/6/97                                              5.31%                       5.53%
  11/7/97                                              5.29%                       5.55%
  11/10/97                                             5.33%                       5.54%
  11/11/97                                             5.31%                       5.54%
  11/12/97                                             5.26%                       5.62%
  11/13/97                                             5.26%                       5.59%
  11/14/97                                             5.25%                       5.67%
  11/17/97                                             5.30%                       5.63%
  11/18/97                                             5.29%                       5.62%
  11/19/97                                             5.27%                       5.61%
  11/20/97                                             5.27%                       5.64%
  11/21/97                                             5.24%                       5.61%
  11/24/97                                             5.27%                       5.63%
  11/25/97                                             5.29%                       5.65%
  11/26/97                                             5.21%                       5.63%
  11/27/97                                             5.22%                       5.63%
  11/28/97                                             5.20%                       5.63%
  12/1/97                                              5.23%                       5.64%
  12/2/97                                              5.25%                       5.67%
  12/3/97                                              5.23%                       5.67%
  12/4/97                                              5.25%                       5.67%
  12/5/97                                              5.31%                       5.69%
  12/8/97                                              5.32%                       5.67%
  12/9/97                                              5.23%                       5.72%
  12/10/97                                             5.18%                       5.69%
  12/11/97                                             5.17%                       5.68%
  12/12/97                                             5.17%                       5.68%
  12/15/97                                             5.22%                       5.70%
  12/16/97                                             5.20%                       5.69%
  12/17/97                                             5.24%                       5.66%
  12/18/97                                             5.23%                       5.64%
  12/19/97                                             5.38%                       5.62%
  12/22/97                                             5.43%                       5.67%
  12/23/97                                             5.47%                       5.64%
  12/24/97                                             5.37%                       5.69%
  12/25/97                                             5.37%                       5.69%
  12/26/97                                             5.33%                       5.67%
  12/29/97                                             5.39%                       5.65%
  12/30/97                                             5.38%                       5.65%
  12/31/97                                             5.37%                       5.57%
  Source: Bloomberg L.P.

- Commercial paper rates experienced a moderate increase in the second quarter (following the March Federal Funds Rate hike) and again in the fourth quarter. Throughout most of the reporting period, however, rates remained relatively stable, as illustrated by the 90-day commercial paper yields in the above chart. More notably, the spread between commercial paper and U.S. Treasury bill yields widened significantly during the second quarter and continued to exhibit volatility during the remainder of the reporting period.

- Initially, the widening of the spread between U.S. Treasury bill and commercial paper yields, which made U.S. Treasury bills relatively less attractive than commercial paper, resulted from a reduced supply of U.S. Treasury bills. This reduction in supply was caused by unexpectedly large federal tax receipts collected in April, which led to lower government financing needs. In other words, the spread widening was the result of supply and demand conditions in the U.S. Treasury bill market, not the result of credit concerns in the commercial paper market.

- During September, the spread again widened. This time, however, it was primarily a result of what is typically referred to as a "flight to quality." Investors, concerned about the volatility in the foreign equity markets, sought refuge in U.S. Treasury securities, thereby driving down their yields relative to those of commercial paper.

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 90-DAY MUNICIPAL COMMERCIAL PAPER
  FOR THE PERIOD 1/7/97 - 12/30/97
  1/7/97                                  3.25%
  1/14/97                                 3.45%
  1/21/97                                 3.45%
  1/28/97                                 3.55%
  2/4/97                                  3.40%
  2/11/97                                 3.45%
  2/18/97                                 3.35%
  2/25/97                                 3.40%
  3/4/97                                  3.35%
  3/11/97                                 3.30%
  3/18/97                                 3.40%
  3/25/97                                 3.50%
  4/1/97                                  3.45%
  4/8/97                                  3.65%
  4/15/97                                 3.60%
  4/22/97                                 3.70%
  4/29/97                                 3.70%
  5/6/97                                  3.65%
  5/13/97                                 3.75%
  5/20/97                                 3.70%
  5/27/97                                 3.70%
  6/3/97                                  3.65%
  6/10/97                                 3.70%
  6/17/97                                 3.75%
  6/24/97                                 3.70%
  7/1/97                                  3.60%
  7/8/97                                  3.60%
  7/16/97                                 3.65%
  7/23/97                                 3.65%
  7/30/97                                 3.65%
  8/6/97                                  3.60%
  8/13/97                                 3.60%
  8/20/97                                 3.60%
  8/27/97                                 3.65%
  9/3/97                                  3.70%
  9/10/97                                 3.80%
  9/17/97                                 3.80%
  9/24/97                                 3.80%
  10/1/97                                 3.65%
  10/8/97                                 3.65%
  10/15/97                                3.75%
  10/22/97                                3.75%
  10/29/97                                3.75%
  11/5/97                                 3.70%
  11/12/97                                3.75%
  11/19/97                                3.75%
  11/26/97                                3.80%
  12/3/97                                 3.60%
  12/10/97                                3.60%
  12/17/97                                3.75%
  12/23/97                                3.75%
  12/30/97                                3.75%
  Source: Lehman Brothers, Inc.

- Municipal commercial paper yields increased slightly during the weeks following the Federal Funds Rate hike in March but then remained relatively stable throughout the remainder of the reporting period, as illustrated in the above chart. In fact, municipal commercial paper yields exhibited a pattern similar to that of taxable commercial paper yields during the reporting period, as shown in the chart on page 10.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED EACH FUND'S PORTFOLIO TO RESPOND TO CHANGES IN INTEREST RATES?

A During the reporting period, we adjusted the dollar-weighted average maturities (DWAM) of the portfolios in order to buy higher yielding money market instruments available as a result of market fluctuations.

    Although most economists had accurately predicted the 0.25% increase in the Federal Funds Rate prior to the Federal Open Market Committee meeting held on March 25, 1997, there was speculation that further increases in the Federal Funds Rate were possible. We believed that, without a clear indication of inflationary pressures, further increases in the Federal Funds Rate were unlikely. Consequently, we seized the opportunity to add securities with longer maturities (and higher yields) to the Funds' portfolios.

    Throughout the reporting period, we maintained slightly longer maturities in our Funds' portfolios compared to funds with similar investment objectives. This strategy had a beneficial impact on the Funds' yields throughout most of the reporting period.

Q WHAT IMPACT HAVE THE ECONOMIC PROBLEMS IN THE PACIFIC RIM HAD ON THE MANAGEMENT OF THE FUNDS' PORTFOLIOS?

A Beginning in the fourth quarter of 1997, many Asian countries experienced economic problems and severe currency devaluations--collectively referred to as the "Asian Flu." Although it is a serious global problem and will no doubt have a credit impact on issuers of securities in those countries and their economies, it has not had a significant effect on issuers of what typically are considered money market-eligible securities. Nevertheless, we continue, as always, to carefully monitor the creditworthiness of any issuers of securities considered for investment in a Fund.

    By virtue of their respective investment objectives, neither the Schwab U.S. Treasury Money Fund nor the Schwab Government Money Fund has any exposure to Asian countries. The Schwab Money Market Fund, however, is able to invest in high-quality U.S. dollar-denominated money market securities of foreign issuers.

    During the reporting period, the Schwab Money Market Fund did, as a precaution, reduce its exposure to Japanese issuers of commercial paper, Japanese providers of credit enhancements and certificates of deposit issued by Japanese banks. For example, as of June 30, 1997, the total Japanese exposure was 4.91% of the Schwab Money Market Fund's net assets. As of December 31, 1997, the end of the reporting period, the total Japanese exposure had been reduced to just 1.16% of net assets.

    There has been a great deal of speculation as to what impact the "Asian Flu" will have on U.S. economic growth, future inflation and Federal Reserve policy. U.S. manufacturers of goods exported to Pacific Rim countries may be affected. At this time, the range of projections for the potential reduction in 1998 GDP growth is generally between 0.25% to 1%, while expectations for 1998 earnings growth of the S&P 500 have been pared back from between 10% and 14% to forecasts between 5.5% and 10%. Expectations that the Federal Reserve will raise short-term rates have shifted to expectations that it may instead actually lower short-term rates.

Q WHAT FACTORS SHOULD I CONSIDER WHEN SELECTING MONEY FUNDS AT SCHWAB?

A Schwab offers two types of money funds, Sweep Investments-TM- and Value Advantage Investments-Registered Trademark-, both of which offer taxable and tax-advantaged alternatives. Depending on your investment objectives and risk tolerance, either or both may have a place in your investment plan.

    Sweep Investments can be linked to your Schwab account to help keep your money invested and working for you. These Funds automatically invest or "sweep" uninvested cash balances from your Schwab account into the sweep money fund you select, according to the terms and conditions of your account. Sweep Investments are available to settle trades and cover other day-to-day transactions. It's a smart, convenient way to manage your short-term cash.

    Value Advantage Investments-Registered Trademark- offer the advantage of higher yields to investors with larger cash balances that don't require frequent access, and may help fulfill the cash equivalent sector of your asset allocation plan. With higher minimum investment and account balance requirements and other transaction restrictions designed to minimize operating expenses, Value Advantage Investments can offer the potential of higher yields to investors. It is important to note that, unlike Sweep Investments, the Value Advantage Investments are not designed to automatically cover negative balances in your Schwab account.

    The three Funds included in this report are Sweep Investments. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income tax bracket.

- SCHWAB MONEY MARKET FUND invests in high-quality money market securities, including commercial paper and certificates of deposit.

- SCHWAB GOVERNMENT MONEY FUND invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and repurchase agreements.

- SCHWAB U.S. TREASURY MONEY FUND invests exclusively in U.S. Treasury notes, bills or other direct obligations of the U.S. Government, and pays income free from state and local taxes in the vast majority of states.

The Schwab Municipal Money Funds may provide you with higher returns after taxes, especially if you're in a high tax bracket. The Schwab Municipal Money Fund--Sweep Shares-TM- invests in municipal obligations that generate income free from federal income tax.(5) And for investors in California and New York, Schwab offers Sweep Investments that can also provide income free from state and local taxes.(5) Consult your tax advisor for specific guidance on your tax situation before investing.

    If you would like more informationon either the Value Advantage Investments or the Schwab Municipal MoneyFunds, please call our toll-free number, 1-800-435-4000, and request a free prospectus which contains more information, including fees and expenses. Please be sure to read the prospectus carefully before investing.

(5)Income from all of the Funds may be subject to the alternative minimum tax
   (AMT) and income from the Schwab Municipal Money Fund may be subject to state and local taxes.

GLOSSARY OF TERMS

    COMMERCIAL PAPER--Short-term, interest-paying obligations issued by banks, corporations and other borrowers.

    CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial support for debt securities to supplement the creditworthiness of the issuer.

    DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

    FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

    FEDERAL RESERVE--The central bank of the United States that establishes policies on bank reserves and regulations, determines the discount rate and tightens or loosens the availability of credit.

    FIRST-TIER SECURITY--A security rated in the highest credit rating category.

    MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

    REAL GDP--The national Gross Domestic Product (GDP)--the total value of all goods and services produced in the United States over a specific period of time and adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

    YIELD--The actual income earned on an investment over a stated period of time and annualized (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------

PORTFOLIO SUMMARY

                                  ASSET GROWTH

                     Total
     Total        Net Assets     Percentage
  Net Assets         as of      Growth Over
as of 12/31/97     12/31/96      Reporting
    (000s)          (000s)         Period
--------------------------------------------
  $21,421,437     $18,083,671       18%
--------------------------------------------

              AVERAGE YIELDS FOR THE YEAR ENDED DECEMBER 31, 1997*

     Last            Last            Last
  Seven Days     Three Months   Twelve Months
----------------------------------------------
     5.12%           5.02%          4.93%
----------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

   Maturity Range       3/31/97     6/30/97     9/30/97     12/31/97
---------------------------------------------------------------------
     0 - 15 Days         20.1%       21.2%       20.9%       17.7%
    16 - 30 Days         16.1        18.1        18.4        20.0
    31 - 60 Days         26.1        19.5        26.9        23.4
    61 - 90 Days         17.9        23.5        18.3        18.0
    91 - 120 Days        10.2         4.7         2.4         9.5
    Over 120 Days         9.6        13.0        13.1        11.4
  Weighted Average      57 Days     59 Days     62 Days     63 Days
---------------------------------------------------------------------

                               PORTFOLIO QUALITY

                                Percent of Net
         SEC Tier                   Assets
          Rating                   12/31/97
-------------------------------------------------
          Tier 1                   100.00%
          Tier 2                     0.00
-------------------------------------------------

* A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

--------------------------------------------------------------------------------

SCHWAB GOVERNMENT MONEY FUND
------------------------------------------------------------------------------

PORTFOLIO SUMMARY

                                  ASSET GROWTH

                     Total
     Total        Net Assets     Percentage
  Net Assets         as of      Growth Over
as of 12/31/97     12/31/96      Reporting
    (000s)          (000s)         Period
--------------------------------------------
  $1,981,926      $1,986,862         0%
--------------------------------------------

              AVERAGE YIELDS FOR THE YEAR ENDED DECEMBER 31, 1997*

     Last            Last            Last
  Seven Days     Three Months   Twelve Months
----------------------------------------------
     4.99%           4.90%          4.84%
----------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

   Maturity Range       3/31/97     6/30/97     9/30/97     12/31/97
---------------------------------------------------------------------
     0 - 15 Days         56.2%       51.7%       52.1%       40.1%
    16 - 30 Days          3.2         0.1         6.3         6.5
    31 - 60 Days          4.5        15.7         3.7        14.4
    61 - 90 Days          9.9         8.8         6.3        22.1
    91 - 120 Days         0.5         8.4         2.6         2.6
    Over 120 Days        25.7        15.3        29.0        14.3
  Weighted Average      64 Days     58 Days     67 Days     56 Days
---------------------------------------------------------------------

* A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

--------------------------------------------------------------------------------

SCHWAB U.S. TREASURY MONEY FUND
------------------------------------------------------------------------------

PORTFOLIO SUMMARY

                                  ASSET GROWTH

                        Total
      Total          Net Assets     Percentage
    Net Assets          as of      Growth Over
  as of 12/31/97      12/31/96      Reporting
      (000s)           (000s)         Period
-----------------------------------------------
    $1,765,445       $1,421,672        24%
-----------------------------------------------

              AVERAGE YIELDS FOR THE YEAR ENDED DECEMBER 31, 1997*

     Last            Last            Last
  Seven Days     Three Months   Twelve Months
----------------------------------------------
     4.78%           4.75%          4.75%
----------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

   Maturity Range       3/31/97     6/30/97     9/30/97     12/31/97
---------------------------------------------------------------------
     0 - 15 Days          0.0%        2.8%        9.0%        0.0%
    16 - 30 Days         25.5         0.0         0.0        11.8
    31 - 60 Days         19.6        36.3        23.0        40.4
    61 - 90 Days         21.3        23.7        27.6         8.7
    91 - 120 Days         1.8        18.7         5.0        24.9
    Over 120 Days        31.8        18.5        35.4        14.2
  Weighted Average      76 Days     75 Days     86 Days     79 Days
---------------------------------------------------------------------

* A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

--------------------------------------------------------------------------------

SCHWAB MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                   Par        Value
                                ---------  ------------
 COMMERCIAL PAPER AND OTHER CORPORATE
 OBLIGATIONS--76.9%(A)
 AUTOMOBILE RECEIVABLES--0.9%
New Center Asset Trust
  5.70%, 01/30/98               $  40,000  $     39,819
  5.85%, 03/13/98                 100,000        98,860
  5.86%, 03/17/98                  60,000        59,278
                                           ------------
                                                197,957
                                           ------------
 AUTOMOTIVE--4.5%
American Honda Finance Corp.
  5.96%, 01/09/98                  50,000        49,934
  5.72%, 01/21/98                  40,000        39,874
Ford Credit Europe PLC
  5.66%, 04/09/98                  43,000        42,356
General Motors Acceptance
 Corp.
  5.83%, 01/14/98                  70,000        69,854
  5.84%, 01/21/98                  50,000        49,840
  5.84%, 01/22/98                  75,000        74,748
  5.83%, 02/11/98                 145,000       144,051
  5.78%, 04/15/98                  52,000        51,157
  5.78%, 04/16/98                 100,000        98,364
  5.78%, 04/17/98                  50,000        49,174
  5.79%, 04/20/98                 100,000        98,298
  5.79%, 04/21/98                 130,000       127,768
  5.84%, 04/30/98                  48,000        47,100
General Motors Corp.
  6.28%, 01/22/98                  24,000        23,913
                                           ------------
                                                966,431
                                           ------------

 BANKING--BELGIUM--2.6%
BBL North America
  5.72%, 01/07/98                  57,000        56,947
  5.70%, 01/08/98                  25,000        24,973
  5.80%, 02/25/98                  89,000        88,221
  5.73%, 02/25/98                  35,000        34,702
  5.83%, 03/10/98                  75,046        74,231
Cregem North America, Inc.
  5.68%, 01/06/98                  25,000        24,981
  5.68%, 01/12/98                  25,000        24,957
  5.66%, 01/12/98                  51,000        50,913
Generale Bank, Inc.
  5.70%, 02/13/98                  45,000        44,702
  5.70%, 02/18/98                  37,000        36,727
  5.65%, 04/08/98                  50,000        49,260

                                   Par        Value
                                ---------  ------------
Kredietbank N.A. Finance Corp.
  5.66%, 01/16/98               $  50,000  $     49,884
                                           ------------
                                                560,498
                                           ------------

 BANKING--CANADA--0.8%
National Bank of Canada
  5.74%, 04/13/98                  25,000        24,605
Toronto--Dominion Holdings
  5.71%, 03/27/98                 100,000        98,689
  5.71%, 03/30/98                  41,000        40,444
                                           ------------
                                                163,738
                                           ------------

 BANKING--DENMARK--1.3%
Den Danske Corp.
  5.70%, 01/21/98                  27,700        27,614
  5.70%, 01/22/98                  42,000        41,862
Unifunding, Inc.
  5.66%, 01/09/98                  30,000        29,963
  5.66%, 01/20/98                  24,000        23,929
  5.66%, 01/21/98                  50,000        49,845
  5.69%, 01/22/98                  26,000        25,915
  5.72%, 02/02/98                  12,000        11,940
  5.75%, 03/03/98                  65,000        64,385
                                           ------------
                                                275,453
                                           ------------

 BANKING--DOMESTIC--3.8%
Bankers Trust New York Corp.
  5.70%, 02/17/98                  13,000        12,906
  5.76%, 03/12/98                  92,000        91,000
  5.74%, 04/17/98                  39,000        38,359
  5.90%, 06/08/98                 107,000       104,311
Enterprise Funding Corp.
  5.73%, 01/05/98                  20,000        19,987
  5.71%, 01/06/98                  11,583        11,574
  5.81%, 01/09/98                  32,985        32,943
  5.72%, 01/13/98                  20,238        20,200
  5.70%, 01/16/98                  36,000        35,916
  5.70%, 01/23/98                 110,860       110,480
  5.86%, 02/06/98                  15,000        14,913
International Securitization
 Corp./(First National Bank of
 Chicago LOC)
  6.31%, 01/06/98                  20,187        20,169
  6.31%, 01/07/98                  50,000        49,948
  5.81%, 01/22/98                   8,060         8,033
  5.87%, 02/05/98                  32,000        31,819
  5.88%, 02/12/98                  15,150        15,047

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   Par        Value
                                ---------  ------------
  5.79%, 02/18/98               $  51,475  $     51,083
  5.87%, 02/19/98                  15,000        14,882
  5.92%, 02/26/98                  56,350        55,837
Kitty Hawk Funding Corp.
  5.67%, 01/15/98                  32,000        31,930
Secured Short Term Notes 97-15
  5.99%, 03/19/98                  22,000        22,000
Vehicle Services of America/
 (NationsBank of Texas LOC)
  5.70%, 01/14/98                  13,700        13,672
                                           ------------
                                                807,009
                                           ------------

 BANKING--JAPAN--0.7%
Gotham Funding Corp./(Bank of
 Tokyo--Mitsubishi, Ltd. LOC)
  5.81%, 01/05/98                  19,913        19,900
  5.79%, 01/14/98                  42,841        42,753
  5.80%, 01/22/98                  10,149        10,115
  5.79%, 02/04/98                  47,308        47,053
Mitsubishi Motors Credit of
 America, Inc./(Bank of
 Tokyo-- Mitsubishi, Ltd. LOC)
  5.80%, 01/28/98                  25,000        24,893
                                           ------------
                                                144,714
                                           ------------

 BANKING--NETHERLANDS--0.2%
Rabobank Nederland N.V.
  5.70%, 04/02/98                  44,000        43,383
                                           ------------

 BANKING--SPAIN--0.3%
BEX America Finance, Inc.
  5.80%, 02/19/98                  23,000        22,821
  5.79%, 02/24/98                  40,000        39,658
                                           ------------
                                                 62,479
                                           ------------
 BANKING--SWEDEN--1.9%
Nordbanken of North America,
 Inc.
  5.64%, 01/12/98                  15,000        14,975
  5.67%, 01/13/98                  37,000        36,931
  5.80%, 02/13/98                  25,000        24,829
  5.84%, 03/04/98                  50,000        49,505
  5.84%, 03/05/98                  12,000        11,879
  5.84%, 03/06/98                  50,000        49,489
  5.82%, 03/11/98                  90,000        89,009
  5.84%, 03/18/98                  50,000        49,394
Svenska Handelsbanken, Inc.
  5.65%, 01/12/98                  26,070        26,026

                                   Par        Value
                                ---------  ------------
  5.67%, 01/16/98               $  18,000  $     17,958
  5.72%, 03/09/98                  28,000        27,710
                                           ------------
                                                397,705
                                           ------------

 BANKING--UNITED KINGDOM--1.5%
Abbey National N.A. Corp.
  5.65%, 04/01/98                 113,000       111,449
  5.65%, 04/02/98                  50,000        49,305
Abbey National Treasury
 Services PLC
  6.26%, 04/02/98                  50,000        49,980
  5.75%, 04/02/98                  50,000        50,024
Banco Nacional de Comercio
 Exterior/(Barclays Bank LOC)
  6.23%, 01/23/98                  35,000        34,867
Bank of Scotland Treasury
 Services
  5.70%, 02/02/98                  20,000        19,901
                                           ------------
                                                315,526
                                           ------------

 COMPUTERS AND OFFICE EQUIPMENT--0.3%
CSC Enterprises
  5.75%, 02/05/98                  21,000        20,884
  5.75%, 02/10/98                  16,000        15,899
  5.89%, 03/19/98                  25,000        24,690
                                           ------------
                                                 61,473
                                           ------------

 CREDIT CARD RECEIVABLES--0.6%
Charta Corp.
  5.93%, 01/15/98                  15,000        14,966
Eiger Capital Corp.
  5.87%, 01/26/98                  15,000        14,939
  5.91%, 02/19/98                  50,000        49,602
  5.92%, 02/20/98                  50,517        50,106
                                           ------------
                                                129,613
                                           ------------

 DIVERSIFIED FINANCIAL ASSETS--5.2%
Alpha Finance Corp.
  5.68%, 01/09/98                  10,000         9,988
  5.66%, 01/15/98                  10,000         9,978
Beta Finance, Inc.
  5.71%, 01/22/98                  13,000        12,957
  5.70%, 03/05/98                  24,000        23,767
  5.75%, 03/12/98                  15,000        14,837
  5.70%, 03/16/98                  41,874        41,397
  5.72%, 03/27/98                  25,000        24,672
  5.82%, 05/15/98                  17,000        16,642

--------------------------------------------------------------------------------

SCHWAB MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                   Par        Value
                                ---------  ------------
CC (USA), Inc.
  5.70%, 01/12/98               $  23,000  $     22,961
  5.81%, 02/19/98                  30,000        29,766
  5.70%, 03/10/98                  39,000        38,591
  5.71%, 03/20/98                  25,000        24,699
Lexington Parker Capital Corp.
  5.71%, 01/21/98                  10,000         9,969
  5.70%, 01/22/98                 100,000        99,672
  5.73%, 01/23/98                  33,636        33,520
  5.73%, 02/02/98                  15,000        14,925
  5.74%, 02/06/98                  10,000         9,944
  5.86%, 06/02/98                  21,000        20,495
Ranger Funding Corp.
  5.67%, 01/13/98                  14,000        13,974
  5.66%, 01/13/98                  13,000        12,976
  5.68%, 01/16/98                  15,000        14,965
  5.71%, 01/27/98                  18,000        17,927
  5.70%, 01/28/98                  10,000         9,958
  5.80%, 02/20/98                  10,000         9,921
Repeat Offering Securitization
 Entity, Inc.
  5.88%, 01/28/98                  37,000        36,838
  5.70%, 01/28/98                  50,000        49,789
  5.80%, 02/06/98                  12,192        12,122
  5.74%, 02/06/98                   9,000         8,949
  5.88%, 02/09/98                  12,000        11,924
  5.89%, 02/26/98                  16,935        16,782
  5.85%, 03/03/98                  27,000        26,736
  5.84%, 03/03/98                  50,000        49,513
Sigma Finance, Inc.
  5.68%, 01/26/98                  18,000        17,930
  5.80%, 02/02/98                  51,450        51,188
  5.80%, 02/10/98                  48,000        47,695
  5.82%, 02/20/98                  20,000        19,841
  5.74%, 02/27/98                  17,000        16,850
  5.70%, 03/10/98                  50,000        49,476
  5.74%, 03/19/98                  24,000        23,713
  5.70%, 03/30/98                  20,000        19,729
  5.67%, 04/06/98                  10,000         9,855
Wood Street Funding Corp.
  6.19%, 01/08/98                  47,223        47,166
  5.66%, 01/08/98                  10,000         9,989
  6.20%, 01/16/98                  50,220        50,091
  5.68%, 01/26/98                  10,000         9,961
                                           ------------
                                              1,124,638
                                           ------------
                                   Par        Value
                                ---------  ------------

 FINANCE--COMMERCIAL--8.6%
CIT Group Holdings, Inc.
  5.68%, 01/29/98               $ 100,000  $     99,564
  5.82%, 03/09/98                  50,000        49,466
  5.71%, 03/31/98                  30,000        29,588
Commercial Credit Corp.
  5.70%, 02/05/98                  50,000        49,727
  5.70%, 02/06/98                  50,000        49,719
General Electric Capital Corp.
  6.31%, 01/05/98                  14,500        14,490
  5.76%, 01/13/98                  50,000        49,905
  5.76%, 01/15/98                  50,000        49,889
  5.76%, 01/16/98                  50,000        49,881
  5.76%, 01/30/98                  45,000        44,793
  5.70%, 02/06/98                  30,000        29,831
  5.71%, 02/13/98                  47,000        46,684
  5.71%, 02/17/98                  50,000        49,633
  5.71%, 02/19/98                  50,000        49,618
  5.81%, 02/23/98                  35,000        34,705
  5.80%, 02/24/98                  56,000        55,521
  5.80%, 02/25/98                 150,000       148,695
  5.72%, 03/31/98                  25,000        24,656
  5.66%, 04/15/98                 112,000       110,224
  5.71%, 04/16/98                  95,000        93,465
  5.84%, 05/22/98                  70,000        68,448
General Electric Capital
 Services
  5.76%, 01/20/98                  50,000        49,849
  5.70%, 02/06/98                  30,000        29,831
  5.71%, 02/18/98                  92,000        91,311
  5.71%, 02/19/98                  43,000        42,671
  5.67%, 02/20/98                  46,000        45,641
  5.72%, 03/16/98                  75,000        74,144
  5.72%, 03/31/98                  70,000        69,038
  5.66%, 04/16/98                  10,000         9,840
Heller Financial, Inc.
  5.78%, 01/14/98                  10,000         9,980
  6.07%, 01/26/98                  21,000        20,913
  5.82%, 01/27/98                  46,000        45,810
  5.82%, 01/28/98                  14,000        13,940
  5.74%, 02/03/98                  23,000        22,881
  5.74%, 02/04/98                  15,000        14,920
  5.80%, 02/09/98                  25,000        24,845
  5.79%, 02/10/98                  13,000        12,918
  5.78%, 02/17/98                  50,000        49,630
  6.11%, 04/06/98                  11,000        10,826
  5.95%, 04/30/98                  25,000        24,518
                                           ------------
                                              1,862,008
                                           ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   Par        Value
                                ---------  ------------
 FINANCE--CONSUMER--3.0%
Associates Corp. of North
 America
  5.70%, 01/07/98               $  50,000  $     49,953
  5.70%, 01/08/98                  50,000        49,945
  5.70%, 01/09/98                  50,000        49,937
  5.70%, 02/04/98                 100,000        99,469
  5.70%, 02/06/98                  50,000        49,719
  5.82%, 02/26/98                 125,000       123,886
  5.82%, 02/27/98                  75,000        74,319
Associates First Capital Corp.
  5.71%, 02/03/98                  25,000        24,871
  5.82%, 02/26/98                  75,000        74,330
  5.82%, 03/06/98                  47,000        46,520
                                           ------------
                                                642,949
                                           ------------
 MISCELLANEOUS SERVICES--0.1%
PHH Corp.
  5.64%, 01/20/98                  11,100        11,067
                                           ------------
 MORTGAGE BANKING--1.2%
Countrywide Home Loans, Inc.
  5.71%, 01/05/98                  48,750        48,719
  6.51%, 01/07/98                  90,000        89,903
  6.47%, 01/09/98                  43,000        42,938
  5.76%, 01/09/98                  30,000        29,962
  5.89%, 01/30/98                  43,000        42,798
                                           ------------
                                                254,320
                                           ------------
 SECURITIES BROKERAGE--DEALER--14.7%
Bear Stearns Companies, Inc.
  5.83%, 02/23/98                 100,000        99,153
  5.70%, 03/17/98                  50,000        49,423
  5.67%, 04/07/98                   8,000         7,882
BT Alex Brown, Inc.
  5.84%, 03/06/98                  10,000         9,898
  5.75%, 04/14/98                  24,000        23,616
  5.85%, 06/04/98                   8,000         7,806
Credit Suisse First Boston,
 Inc.
  5.71%, 01/27/98                  40,000        39,838
  5.65%, 04/17/98                  15,000        14,758
Goldman Sachs Group, LP
  5.89%, 01/26/98                  60,000        59,756
  5.82%, 05/19/98                 100,000        97,834
  5.82%, 05/20/98                 200,000       195,637
  5.82%, 05/21/98                 181,000       177,023
  5.82%, 05/22/98                 118,000       115,389
  5.83%, 05/26/98                  91,000        88,929
  5.72%, 06/30/98                  44,000        42,777

                                   Par        Value
                                ---------  ------------

Lehman Brothers Holdings, Inc.
  6.17%, 01/07/98               $  25,000  $     24,974
  5.70%, 01/28/98                  75,000        74,684
  5.80%, 02/13/98                  64,000        63,570
  5.89%, 03/24/98                  75,000        74,009
  5.89%, 03/25/98                  50,000        49,331
  5.87%, 06/25/98                  75,000        72,922
Merrill Lynch & Co., Inc.
  5.66%, 01/14/98                  27,000        26,946
  5.79%, 02/26/98                  35,000        34,689
  5.80%, 02/27/98                 172,000       170,445
  5.83%, 03/13/98                  70,000        69,208
  5.72%, 03/26/98                  20,000        19,741
  5.73%, 03/30/98                  20,000        19,728
  5.73%, 03/31/98                  50,000        49,311
  5.68%, 04/14/98                  40,000        39,369
  5.67%, 04/16/98                  32,000        31,486
  5.99%, 12/04/98                 150,000       149,979
Morgan Stanley-Dean Witter,
 Discover
  5.71%, 02/17/98                  75,000        74,450
  5.84%, 03/23/98                  50,000        49,353
  5.87%, 03/24/98                  40,000        39,474
  5.84%, 03/24/98                 100,000        98,690
  5.87%, 03/25/98                  50,000        49,334
  5.84%, 03/25/98                 100,000        98,674
  5.87%, 03/26/98                 100,000        98,651
  5.87%, 03/27/98                  74,000        72,990
  5.86%, 03/30/98                  43,000        42,395
  5.65%, 04/17/98                  76,000        74,774
  5.82%, 05/27/98                  70,000        68,399
PaineWebber Group, Inc.
  5.74%, 01/16/98                  35,000        34,918
  5.87%, 01/22/98                  24,000        23,919
Salomon, Inc.
  5.88%, 02/03/98                  60,000        59,680
Smith Barney, Inc.
  5.70%, 01/22/98                  50,000        49,836
  5.70%, 01/26/98                 100,000        99,610
  5.70%, 01/28/98                  20,000        19,916
  5.69%, 01/29/98                 120,000       119,477
                                           ------------
                                              3,174,651
                                           ------------
 TRADE RECEIVABLES--24.7%
Apreco, Inc.
  5.94%, 01/13/98                  20,000        19,961
  5.73%, 01/14/98                  22,000        21,955
  5.74%, 01/28/98                  20,000        19,915

--------------------------------------------------------------------------------

SCHWAB MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                   Par        Value
                                ---------  ------------
Asset Securitization
 Cooperative Corp.
  5.70%, 01/21/98               $ 125,000  $    124,610
  5.70%, 01/23/98                  50,000        49,828
  5.70%, 01/27/98                 100,000        99,594
  5.70%, 01/29/98                 125,000       124,454
  5.70%, 01/30/98                 147,000       146,334
  5.85%, 03/20/98                 120,629       119,126
Barton Capital Corp.
  5.76%, 01/14/98                  14,000        13,971
  5.66%, 01/14/98                  13,528        13,501
  5.88%, 01/20/98                  11,000        10,966
  5.70%, 01/23/98                  42,512        42,366
  5.70%, 01/27/98                  71,968        71,676
  5.72%, 01/29/98                  45,000        44,803
  5.88%, 01/30/98                  11,359        11,306
  5.88%, 02/06/98                  21,684        21,558
  5.87%, 02/06/98                  36,480        36,268
  5.87%, 02/10/98                  22,000        21,858
  5.88%, 02/11/98                  43,752        43,462
Clipper Receivables Corp.
  5.90%, 01/14/98                  13,000        12,972
  5.71%, 01/23/98                  30,000        29,897
  5.70%, 01/27/98                  69,342        69,061
  5.70%, 01/28/98                  29,799        29,674
Corporate Asset Funding Corp.
  5.66%, 01/13/98                  75,000        74,861
  5.85%, 02/05/98                  85,000        84,522
  5.83%, 02/11/98                  75,000        74,508
Corporate Receivables Corp.
  5.67%, 01/12/98                  75,000        74,872
  5.89%, 01/13/98                  20,000        19,961
  5.81%, 01/20/98                  25,000        24,924
  5.81%, 01/21/98                  20,000        19,936
  5.71%, 01/21/98                  50,000        49,843
  5.90%, 01/26/98                  19,000        18,923
  5.81%, 01/29/98                  35,000        34,843
  5.86%, 02/11/98                  40,000        39,736
  5.87%, 02/12/98                  23,000        22,844
  5.80%, 02/24/98                  10,000         9,914
CXC, Inc.
  5.73%, 01/14/98                  25,000        24,949
  5.66%, 01/16/98                  10,000         9,977
  5.66%, 01/22/98                  15,000        14,951
  5.70%, 01/27/98                  43,000        42,825
  5.71%, 01/30/98                  27,000        26,878
  5.87%, 02/03/98                 100,000        99,467
  5.89%, 02/04/98                  25,000        24,862
  5.71%, 02/05/98                  17,000        16,907
                                   Par        Value
                                ---------  ------------

  5.90%, 02/12/98               $  74,000  $     73,497
  5.84%, 03/09/98                  25,000        24,732
  5.84%, 03/11/98                  49,000        48,460
  5.80%, 03/17/98                  75,000        74,106
  5.81%, 03/18/98                  75,000        74,094
Delaware Funding Corp.
  5.66%, 01/08/98                  13,171        13,157
  5.70%, 01/20/98                  14,788        14,744
Eureka Securitization, Inc.
  5.73%, 01/20/98                  25,000        24,925
  5.70%, 01/30/98                  40,000        39,819
  5.92%, 02/05/98                  50,000        49,714
  5.84%, 03/09/98                  15,000        14,839
Falcon Asset Securitization
 Corp.
  5.71%, 01/12/98                  14,875        14,849
  5.66%, 01/13/98                  50,000        49,907
  5.66%, 01/15/98                  85,482        85,297
  5.71%, 01/16/98                  13,007        12,976
  5.66%, 01/16/98                  50,000        49,884
  5.70%, 01/23/98                  18,000        17,938
  5.70%, 01/26/98                  11,050        11,007
Mont Blanc Capital Corp.
  5.96%, 02/23/98                  30,000        29,739
Monte Rosa Capital Corp.
  5.91%, 01/14/98                  60,000        59,873
  5.89%, 01/21/98                  59,620        59,427
  5.81%, 01/28/98                  44,053        43,863
  5.80%, 01/28/98                  52,000        51,776
  5.88%, 02/09/98                  25,000        24,842
  5.88%, 02/10/98                  50,000        49,676
  5.87%, 02/13/98                  89,340        88,721
  5.88%, 02/18/98                  15,000        14,884
  5.88%, 02/19/98                  50,000        49,604
  5.88%, 02/20/98                  50,000        49,596
Preferred Receivables Funding
 Corp.
  5.71%, 01/13/98                  30,000        29,944
  5.66%, 01/14/98                  26,000        25,948
  5.66%, 01/15/98                  28,375        28,313
  5.66%, 01/20/98                  20,825        20,764
  5.70%, 01/21/98                   9,425         9,396
  5.68%, 01/23/98                  60,000        59,795
  5.90%, 02/03/98                  17,000        16,909
  5.90%, 02/04/98                  50,000        49,724
  5.88%, 02/04/98                  10,085        10,029
  5.72%, 02/05/98                  53,325        53,033
  5.84%, 02/09/98                  22,850        22,707
  5.88%, 02/11/98                  11,625        11,548
  5.99%, 02/18/98                  10,100        10,020

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   Par        Value
                                ---------  ------------
Receivables Capital Corp.
  5.93%, 01/05/98               $  55,827  $     55,790
  5.94%, 01/09/98                  45,663        45,603
  5.94%, 01/12/98                  10,108        10,090
  5.80%, 01/12/98                  11,716        11,695
  5.81%, 01/15/98                  20,208        20,163
  5.89%, 01/22/98                  28,969        28,870
  5.81%, 01/26/98                  42,858        42,687
  5.86%, 02/06/98                  25,141        24,995
  5.80%, 02/12/98                 150,000       148,998
  5.99%, 02/20/98                  17,188        17,046
Sheffield Receivables Corp.
  5.72%, 01/08/98                  80,000        79,912
  5.93%, 01/13/98                  45,000        44,912
  5.94%, 01/15/98                  50,000        49,885
  5.73%, 01/15/98                  50,000        49,890
  5.94%, 01/16/98                  33,000        32,919
  5.92%, 01/20/98                  32,000        31,901
  5.88%, 02/02/98                 136,000       135,297
  5.86%, 02/05/98                  50,000        49,718
  5.89%, 02/06/98                   9,900         9,842
  5.85%, 03/06/98                   8,900         8,809
Special Purpose Accounts
 Receivable Cooperative Corp.
  5.89%, 02/24/98                  39,000        38,660
  5.90%, 03/26/98                  20,000        19,729
WCP Funding, Inc.
  5.81%, 01/13/98                  35,000        34,933
  5.90%, 01/22/98                  25,000        24,915
  5.73%, 01/22/98                  25,000        24,917
  5.80%, 02/10/98                  25,000        24,841
  5.87%, 02/12/98                  40,000        39,729
Windmill Funding
  5.71%, 01/09/98                  11,574        11,559
  5.72%, 01/14/98                  36,332        36,258
  5.65%, 01/15/98                  74,353        74,192
  5.84%, 01/26/98                  53,904        53,688
  5.70%, 01/28/98                  45,514        45,322
  5.83%, 02/05/98                  14,000        13,922
  5.87%, 02/10/98                  45,000        44,710
  5.87%, 02/12/98                  30,000        29,797
  5.87%, 02/20/98                  39,000        38,686
  5.93%, 02/23/98                  84,474        83,745
  5.93%, 02/24/98                  68,000        67,402
  5.85%, 02/24/98                  62,000        61,463
  5.81%, 02/24/98                   8,240         8,169
  5.88%, 03/19/98                  50,000        49,380

                                   Par        Value
                                ---------  ------------

  5.88%, 03/20/98               $  22,780  $     22,494
                                           ------------
                                              5,321,228
                                           ------------
TOTAL COMMERCIAL PAPER AND OTHER
 CORPORATE OBLIGATIONS
 (Cost $16,516,840)                          16,516,840
                                           ------------

 CERTIFICATES OF DEPOSIT--13.7%
 BANKING--BELGIUM--0.2%
Banque Bruxelles Lambert
  5.65%, 04/07/98                  50,000        50,001
                                           ------------
 BANKING--CANADA--1.8%
Canadian Imperial Bank of
 Commerce
  5.80%, 03/30/98                 110,000       109,999
  5.80%, 03/31/98                 100,000       100,000
  5.90%, 08/12/98                  19,300        19,301
  6.01%, 10/21/98                  49,000        48,976
Toronto Dominion Bank
  5.70%, 02/25/98                 100,000       100,000
                                           ------------
                                                378,276
                                           ------------
 BANKING--DOMESTIC--1.8%
Chase Manhattan Bank USA
  5.71%, 03/04/98                 100,000       100,000
  5.71%, 03/05/98                 107,000       107,000
  5.65%, 04/07/98                 122,000       122,000
Nationsbank NA
  5.80%, 04/23/98                  25,000        25,000
Wilmington Trust Company
  5.70%, 03/20/98                  15,000        15,000
  5.83%, 05/21/98                  27,000        27,000
                                           ------------
                                                396,000
                                           ------------
 BANKING--FRANCE--4.2%
Banque Nationale de Paris
  5.80%, 02/26/98                  75,000        74,994
  5.67%, 04/07/98                  10,000        10,000
  5.75%, 04/15/98                  30,000        30,000
Societe Generale
  5.80%, 01/05/98                  85,000        85,000
  6.22%, 03/10/98                  97,500        97,439
  6.14%, 03/10/98                  50,000        49,977
  6.25%, 03/25/98                  13,000        12,995
  5.98%, 05/26/98                  39,000        39,014
  5.88%, 07/13/98                  65,000        64,992
  5.82%, 07/13/98                  25,000        25,005
  5.93%, 07/21/98                  50,000        49,982
  5.91%, 07/21/98                 100,000        99,984

--------------------------------------------------------------------------------

SCHWAB MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                   Par        Value
                                ---------  ------------
  5.90%, 08/04/98               $  50,000  $     49,961
  6.00%, 08/26/98                  65,000        64,976
  6.00%, 09/04/98                 117,000       116,927
  6.01%, 10/20/98                  37,000        36,969
                                           ------------
                                                908,215
                                           ------------

 BANKING--GERMANY--0.5%
Westdeutsche Landesbank
  6.20%, 01/06/98                 100,000       100,000
                                           ------------

 BANKING--JAPAN--0.5%
Dai-Ichi Kangyo Bank, Ltd.
  5.80%, 01/27/98                  45,000        44,999
Sumitomo Bank, Ltd.
  5.75%, 01/16/98                  60,000        60,000
                                           ------------
                                                104,999
                                           ------------

 BANKING--SWEDEN--0.5%
Svenska Handelsbanken
  5.65%, 04/08/98                 100,000       100,001
                                           ------------

 BANKING--SWITZERLAND--0.4%
Credit Suisse First Boston
  6.24%, 04/08/98                  85,000        85,000
                                           ------------

 BANKING--UNITED KINGDOM--3.8%
Abbey National Treasury
 Services PLC
  5.80%, 03/02/98                  75,000        75,000
  5.65%, 04/09/98                 100,000       100,000
  5.65%, 04/13/98                 100,000       100,000
  5.93%, 08/07/98                 100,000       100,000
  6.00%, 12/08/98                 150,000       150,001
Barclays Bank PLC
  5.80%, 02/03/98                  25,000        25,000
  5.90%, 08/21/98                 150,000       149,936
National Westminster Bank PLC
  5.70%, 01/20/98                  75,000        74,997
  6.20%, 05/20/98                  49,000        48,987
                                           ------------
                                                823,921
                                           ------------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $2,946,413)                            2,946,413
                                           ------------
                                   Par        Value
                                ---------  ------------

 VARIABLE RATE OBLIGATIONS--6.7%(B)
 BANKING--DOMESTIC--0.6%
6700 Cherry Avenue Partners
 Variable Rate Taxable Demand
 Bonds Series 1993 / (Wells
 Fargo Bank LOC)
  5.85%, 01/07/98               $  10,500  $     10,500
Lowndes Corporation, GA
 Taxable Variable Rate Demand
 Bonds Series 1997
  6.10%, 01/07/98                  10,000        10,000
MoviePlex Realty Leasing
 L.L.C. Adjustable Rate Tender
 Securities (Carmike Cinemas,
 Inc.) 1997 Series A-1
 (Wachovia Bank LOC)
  5.96%, 01/07/98                  35,125        35,125
MoviePlex Realty Leasing
 L.L.C. Adjustable Rate Tender
 Securities (Carmike Cinemas,
 Inc.) 1997 Series A-2
 (Suntrust Bank of Atlanta
 LOC)
  5.96%, 01/07/98                  12,325        12,325
MoviePlex Realty Leasing
 L.L.C. Adjustable Rate Tender
 Securities (Carmike Cinemas,
 Inc.) 1997 Series A-3 (Bank
 of New York LOC)
  5.96%, 01/07/98                  12,325        12,325
Strategic Money Market
 1997-A
  5.91%, 03/23/98                  40,000        40,000
                                           ------------
                                                120,275
                                           ------------
 BANKING--FRANCE--0.2%
New Jersey Economic
 Development Authority
 Adjustable Rate Money Market
 Securities (GE Aerospace
 Camden Development Project)
 Series A / (Banque Nationale
 de Paris LOC)
  5.95%, 01/07/98                  22,325        22,325

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   Par        Value
                                ---------  ------------
New Jersey Economic
 Development Authority
 Adjustable Rate Money Market
 Securities (GE Aerospace
 Camden Development Project)
 Series B / (Banque Nationale
 de Paris LOC)
  5.95%, 01/07/98               $  10,000  $     10,000
                                           ------------
                                                 32,325
                                           ------------

 BANKING--NETHERLANDS--0.1%
New Jersey Economic
 Development Authority
 Adjustable Rate Lease Revenue
 Taxable Bonds (Barnes &
 Noble, Inc. Distribution and
 Freight Consolidation Center
 Project) 1995 Series A /
 (Rabobank Nederland N.V. LOC)
  5.93%, 01/07/98                  20,920        20,920
New Jersey Economic
 Development Authority
 Adjustable Rate Lease Revenue
 Taxable Bonds (Barnes &
 Noble, Inc. Distribution and
 Freight Consolidation Center
 Project) Series B / (Rabobank
 Nederland N.V. LOC)
  5.93%, 01/07/98                  10,000        10,000
                                           ------------
                                                 30,920
                                           ------------
 BANKING--UNITED KINGDOM & GERMANY--0.1%
General Obligation Refunding
 Bonds of the County of Hudson
 (State of New Jersey)
 (Variable Rate Demand
 Obligations) Taxable Series
 1995 / (Landesbank
 Hessen-Thuringen Girozentrale
 LOC)
  5.90%, 01/07/98                  19,140        19,140
                                           ------------

                                   Par        Value
                                ---------  ------------

 EDUCATION--0.2%
Development Authority of
 Dekalb County Taxable Rate
 Variable Rate Revenue Bonds
 (Emory University Project)
 Series 1995B
  5.90%, 01/07/98               $  34,125  $     34,125
                                           ------------

 HEALTHCARE--0.2%
Catholic Health Initiatives
 Taxable Variable Rate Demand
 Bonds Series 1997C
  5.90%, 01/07/98                  33,800        33,800
                                           ------------

 LIFE INSURANCE--2.5%
Commonwealth Life Insurance
 Co.
  5.86%, 01/01/98 (d)             100,000       100,000
First Allmerica Financial Life
  5.78%, 01/01/98 (d)              50,000        50,000
General American Life
 Insurance Co.
  5.89%, 01/07/98                  75,000        75,000
  5.89%, 01/07/98                 100,000       100,000
Jackson National Life
 Insurance Co.
  5.77%, 01/01/98 (d)              60,000        60,000
Pacific Mutual Life Insurance
  5.67%, 01/01/98 (d)             100,000       100,000
Transamerica Life Insurance &
 Annuity Co.
  5.69%, 01/07/98                  75,000        75,000
                                           ------------
                                                560,000
                                           ------------

 MONOLINE INSURANCE--0.3%
Baptist Health Systems of
 South Florida, Inc. Taxable
 Variable Rate Direct Note
 Obligations Series 1995A /
 (MBIA Insurance)
  5.90%, 01/07/98                  13,000        13,000
Baptist Health Systems of
 South Florida, Inc. Taxable
 Variable Rate Direct Note
 Obligations Series 1995B /
 (MBIA Insurance)
  5.90%, 01/07/98                  19,000        19,000

--------------------------------------------------------------------------------

SCHWAB MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                   Par        Value
                                ---------  ------------
Dade County, Expressway
 Authority (Florida) Toll
 System Revenue Bonds Series
 1996 / (FGIC Insurance)
  6.15%, 01/07/98               $  31,200  $     31,200
New Orleans Aviation Board
 Taxable Refunding Bonds,
 Series 1993A / (MBIA
 Insurance)
  5.70%, 01/07/98                     200           200
The Community Redevelopment
 Agency of the City of Los
 Angeles California (Bunker
 Hill Project) Subordinate Tax
 Allocation Refunding Bonds,
 1997 Series A (FSA Insurance)
  6.50%, 01/07/98                  10,000        10,000
                                           ------------
                                                 73,400
                                           ------------
 SECURITIES BROKERAGE--DEALER--2.5%
Bear Stearns Companies, Inc.
  5.98%, 01/12/98                 200,000       200,000
  5.94%, 01/20/98                  50,000        50,000
  5.95%, 01/22/98                  10,000        10,000
Lehman Brothers Holdings, Inc.
  5.97%, 01/20/98                 170,000       170,000
  5.96%, 01/21/98 (d)             100,000       100,000
                                           ------------
                                                530,000
                                           ------------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $1,433,985)                            1,433,985
                                           ------------

 BANK NOTES--0.9%
 BANKING--DOMESTIC--0.9%
Bank of New York
  5.64%, 03/03/98                  25,000        24,998
BankBoston N.A.
  5.65%, 04/06/98                  30,000        30,000
  5.82%, 05/11/98                  92,000        92,000
LaSalle National Bank
  5.85%, 06/09/98                  40,000        40,000
                                           ------------
TOTAL BANK NOTES
 (Cost $186,998)                                186,998
                                           ------------

                                Maturity      Value
                                ---------  ------------
 REPURCHASE AGREEMENTS--1.8%(C)
Salomon Brothers, Inc. 6.80%,
 Issue Date 03/31/97 Due
 01/02/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations  $  35,013  $     35,000
Salomon Brothers, Inc. 6.80%,
 Issue Date 04/7/97 Due
 01/02/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations    100,038       100,000
Salomon Brothers, Inc. 6.80%,
 Issue Date 08/19/96 Due
 01/02/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations    143,053       143,000
Salomon Brothers, Inc. 6.80%,
 Issue Date 09/30/96 Due
 01/02/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations     71,026        71,000
Salomon Brothers, Inc. 6.80%,
 Issue Date 12/31/97 Due
 01/02/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations     50,249        50,230
                                           ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $399,230)                                399,230
                                           ------------
TOTAL INVESTMENTS--100%
 (Cost $21,483,466)                        $ 21,483,466
                                           ------------
                                           ------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SCHWAB GOVERNMENT MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                   Par        Value
                                ---------  -----------
 AGENCY OBLIGATIONS--57.2%
 COUPON NOTES--20.5%
Federal Farm Credit Bank
  5.45%, 03/03/98               $  55,000  $    54,971
  5.90%, 06/02/98                  70,000       70,034
Federal Home Loan Bank
  5.88%, 01/30/98                   7,900        7,900
  5.81%, 01/30/98                   6,000        6,000
  5.72%, 03/20/98                  18,000       18,003
  5.80%, 06/12/98                  25,000       24,992
  5.82%, 06/16/98                  33,420       33,417
  5.71%, 10/01/98                  25,000       24,991
Federal National Mortgage
 Assoc.
  6.81%, 03/17/98                  25,000       25,059
  5.79%, 03/25/98                  25,000       25,007
  6.08%, 05/06/98                  18,000       18,021
  5.63%, 08/14/98                  12,000       11,991
  5.71%, 09/09/98                  26,000       25,989
Student Loan Marketing Assoc.
  7.00%, 03/03/98                   9,400        9,421
  5.78%, 09/09/98                  25,000       24,987
  5.82%, 09/16/98                  25,000       25,002
                                           -----------
                                               405,785
                                           -----------

 DISCOUNT NOTES--36.7%
Federal Farm Credit Bank
  5.60%, 03/26/98                   3,660        3,614
Federal Home Loan Bank
  5.64%, 01/21/98                  20,000       19,938
  5.65%, 01/28/98                  20,000       19,916
  5.57%, 02/06/98                  19,855       19,747
  5.55%, 02/13/98                  14,340       14,247
  5.56%, 02/20/98                   5,875        5,831
  5.58%, 03/04/98                  25,000       24,766
  5.59%, 03/05/98                  22,220       22,008
  5.55%, 03/20/98                  16,903       16,705
Federal Home Loan Mortgage
 Corp.
  5.72%, 01/30/98                  24,230       24,119
  5.59%, 02/04/98                  18,245       18,150
  5.68%, 02/06/98                   1,440        1,432
  5.61%, 02/23/98                  10,810       10,722
  5.69%, 03/06/98                  25,000       24,751
  5.71%, 03/10/98                  20,000       19,787

                                   Par        Value
                                ---------  -----------

Federal National Mortgage
 Assoc.
  5.57%, 01/12/98               $  17,020  $    16,991
  5.64%, 01/16/98                  52,000       51,881
  5.56%, 02/05/98                  25,000       24,867
  5.55%, 02/05/98                  55,280       54,988
  5.70%, 02/11/98                   2,995        2,976
  5.51%, 02/12/98                   1,880        1,868
  5.60%, 02/18/98                  20,000       19,853
  5.61%, 02/20/98                  17,000       16,869
  5.61%, 02/24/98                  30,000       29,751
  5.57%, 02/25/98                  20,000       19,833
  5.65%, 02/26/98                  25,000       24,783
  5.64%, 03/02/98                  20,000       19,815
  5.65%, 03/04/98                  25,000       24,760
  5.70%, 03/10/98                  20,400       20,183
  5.70%, 03/12/98                  17,150       16,963
  5.60%, 03/19/98                  35,040       34,633
  5.58%, 03/26/98                  26,665       26,331
  5.63%, 04/15/98                  25,000       24,603
  5.73%, 04/22/98                  26,335       25,879
  5.61%, 05/07/98                  25,000       24,523
                                           -----------
                                               728,083
                                           -----------
TOTAL AGENCY OBLIGATIONS
 (Cost $1,133,868)                           1,133,868
                                           -----------

 VARIABLE RATE OBLIGATIONS--5.7%(B)
Federal Farm Credit Bank
  5.58%, 03/01/98                  50,000       50,003
Student Loan Marketing Assoc.
  5.66%, 01/06/98                  20,000       19,994
  5.62%, 01/06/98                  42,150       42,121
                                           -----------
TOTAL VARIABLE RATE
 OBLIGATIONS
 (Cost $112,118)                               112,118
                                           -----------

 U.S. TREASURY OBLIGATIONS--1.0%
 TREASURY NOTES--1.0%
U.S. Treasury Notes
  7.25%, 02/15/98                  20,000       20,035
                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $20,035)                                 20,035
                                           -----------

--------------------------------------------------------------------------------

SCHWAB GOVERNMENT MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                Maturity      Value
                                ---------  -----------
 REPURCHASE AGREEMENTS--36.1%(C)
DLJ Securities Corp. 5.61%,
 Issue Date 11/05/97 Due
 01/07/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations  $  35,344  $    35,000
Lehman Brothers, Inc. 5.60%,
 Issue Date 10/01/97 Due
 01/07/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations     50,762       50,000
Lehman Brothers, Inc. 5.64%,
 Issue Date 10/20/97 Due
 01/07/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations     31,375       30,991
Lehman Brothers, Inc. 5.67%,
 Issue Date 11/18/97 Due
 01/07/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations     75,106       74,518
Lehman Brothers, Inc. 5.67%,
 Issue Date 11/19/97 Due
 01/07/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations     34,257       33,995
Lehman Brothers, Inc. 5.82%,
 Issue Date 12/18/97 Due
 01/06/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations     50,154       50,000
Lehman Brothers, Inc. 5.82%,
 Issue Date 12/18/97 Due
 01/07/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations     50,162       50,000
                                Maturity      Value
                                ---------  -----------
Morgan Stanley Group, Inc.
 6.00%, Issue Date 12/19/97
 Due 01/08/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations  $  55,242  $    55,058
Morgan Stanley Group, Inc.
 6.13%, Issue Date 12/22/97
 Due 01/05/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations     45,558       45,449
Morgan Stanley Group, Inc.
 6.25%, Issue Date 12/29/97
 Due 01/06/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations      9,710        9,697
Salomon Brothers, Inc. 5.60%,
 Issue Date 10/14/97 Due
 01/07/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations     24,889       24,564
Salomon Brothers, Inc. 5.62%,
 Issue Date 10/16/97 Due
 01/07/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations     41,977       41,440
Salomon Brothers, Inc. 5.62%,
 Issue Date 11/10/97 Due
 01/07/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations     19,901       19,723
Salomon Brothers, Inc. 5.63%,
 Issue Date 10/15/97 Due
 01/07/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations     40,082       39,562

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                Maturity      Value
                                ---------  -----------
Salomon Brothers, Inc. 5.63%,
 Issue Date 11/13/97 Due
 01/07/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations  $  26,585  $    26,359
Salomon Brothers, Inc. 5.64%,
 Issue Date 10/17/97 Due
 01/07/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations     50,642       50,000
Salomon Brothers, Inc. 5.73%,
 Issue Date 12/03/97 Due
 01/07/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations     43,380       43,140

                                Maturity      Value
                                ---------  -----------
Salomon Brothers, Inc. 5.90%,
 Issue Date 12/15/97 Due
 01/07/98; Tri-Party
 Repurchase Agreement;
 Collateralized By: U.S.
 Government Agency Obligations  $  36,829  $    36,691
                                           -----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $716,187)                               716,187
                                           -----------
TOTAL INVESTMENTS--100%
 (Cost $1,982,208)                         $ 1,982,208
                                           -----------
                                           -----------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SCHWAB U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                   Par        Value
                                ---------  -----------
 U.S. TREASURY OBLIGATIONS--100.0%
U.S. Treasury Bills
  4.90%, 01/02/98               $     350  $       350
  4.87%, 01/02/98                     365          365
  5.34%, 01/22/98                   1,725        1,720
  5.30%, 01/22/98                   1,415        1,411
  5.29%, 01/22/98                   7,720        7,696
  5.27%, 01/22/98                  50,000       49,848
  5.26%, 01/22/98                  69,910       69,697
  5.25%, 01/22/98                  66,715       66,513
  5.23%, 01/22/98                   3,665        3,654
  5.22%, 01/22/98                   2,125        2,119
  5.21%, 01/22/98                   3,205        3,195
  5.37%, 02/26/98                   3,490        3,461
  5.27%, 02/26/98                   2,540        2,519
  5.24%, 03/26/98                  25,000       24,698
  5.21%, 03/26/98                  25,000       24,700
  5.18%, 03/26/98                     295          291
  5.25%, 04/02/98                   3,105        3,065
  5.34%, 04/09/98                   1,740        1,715

                                   Par        Value
                                ---------  -----------

U.S. Treasury Notes
  5.00%, 01/31/98               $ 146,755  $   146,689
  8.13%, 02/15/98                  50,000       50,146
  7.25%, 02/15/98                 266,865      267,389
  5.13%, 02/28/98                 237,355      237,211
  6.13%, 03/31/98                  37,845       37,898
  5.13%, 03/31/98                  64,130       64,078
  7.88%, 04/15/98                 128,160      128,977
  5.88%, 04/30/98                 267,710      268,064
  5.13%, 04/30/98                  35,000       34,959
  6.13%, 05/15/98                 109,805      110,006
  6.00%, 05/31/98                 138,905      139,127
                                           -----------
TOTAL U.S. TREASURY
 OBLIGATIONS
 (Cost $1,751,561)                           1,751,561
                                           -----------
TOTAL INVESTMENTS--100%
 (Cost $1,751,561)                         $ 1,751,561
                                           -----------
                                           -----------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
Year ended December 31, 1997

Yields shown are effective yields at the time of purchase, except for variable rate securities, which are described below, and Treasury and Agency coupon notes, which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Schwab Money Market Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are sold to institutional investors, such as the Schwab Money Market Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1997, the aggregate value of private placement securities held by the Schwab Money Market Fund was $8,151,472,000, which represented 38.05% of net assets. Of this total, $7,741,472,000 or 36.14% of net assets, was determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown represent the earlier of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(c) Due dates shown for repurchase agreements represent either the final maturity date or put date, which is considered the maturity date for financial reporting purposes. Repurchase Agreements are payable on seven-day demand.

(d) Certain securities cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the fund. At December 31, 1997, the aggregate value of the restricted securities held by Schwab Money Market Fund were $410,000, which represented 1.93% of the net assets. All of these restricted investments were determined by the Investment Manager to be illiquid in accordance with procedures adopted by the Board of Trustees.

Abbreviations
---------
FGIC           Federal Guaranty Insurance Company
FSA        Financial Security Assurance
LOC        Letter of Credit
MBIA       Municipal Bond Investors Assurance Corporation

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
December 31, 1997

                                                                    Schwab        Schwab        Schwab
                                                                     Money      Government   U.S. Treasury
                                                                    Market        Money          Money
                                                                     Fund          Fund          Fund
                                                                  -----------  ------------  -------------
ASSETS
Investments, at value (Cost: $21,483,466, $1,982,208 and
 $1,751,561 respectively)                                         $21,483,466   $1,982,208    $ 1,751,561
Cash                                                                       --           --              4
Interest receivable                                                    73,640       12,165         24,176
Prepaid expenses                                                          168           24             42
                                                                  -----------  ------------  -------------
    Total assets                                                   21,557,274    1,994,397      1,775,783
                                                                  -----------  ------------  -------------

LIABILITIES
Payables:
  Dividends                                                           129,553       11,906          9,879
  Investment advisory and administration fees                           1,448          130             71
  Transfer agency and shareholder service fees                          2,358          219            192
Other liabilities                                                       2,478          216            196
                                                                  -----------  ------------  -------------
    Total liabilities                                                 135,837       12,471         10,338
                                                                  -----------  ------------  -------------
Net assets applicable to outstanding shares                       $21,421,437   $1,981,926    $ 1,765,445
                                                                  -----------  ------------  -------------
                                                                  -----------  ------------  -------------

NET ASSETS CONSIST OF:
  Paid-in-capital                                                 $21,421,772   $1,982,606    $ 1,765,863
  Accumulated net realized loss on investments sold                      (335)        (680)          (418)
                                                                  -----------  ------------  -------------
                                                                  $21,421,437   $1,981,926    $ 1,765,445
                                                                  -----------  ------------  -------------
                                                                  -----------  ------------  -------------

PRICING OF SHARES
  Outstanding shares, $0.00001 par value (unlimited shares
    authorized)                                                    21,421,772    1,982,606      1,765,863
  Net asset value, offering and redemption price per share              $1.00        $1.00          $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (in thousands)
Year ended December 31, 1997

                                                                      Schwab       Schwab        Schwab
                                                                      Money      Government   U.S. Treasury
                                                                      Market       Money          Money
                                                                       Fund         Fund          Fund
                                                                    ----------  ------------  -------------

Interest income                                                     $1,129,182   $  111,563     $  83,740
                                                                    ----------  ------------  -------------
Expenses:
  Investment advisory and administration fees                           78,975        8,679         6,858
  Transfer agency and shareholder service fees                          89,452        8,978         6,979
  Custodian fees                                                         1,425          263           235
  Registration fees                                                      1,771          163           137
  Professional fees                                                        141           40            36
  Shareholder reports                                                    1,472          109            63
  Trustees' fees                                                            70           28            16
  Insurance and other expenses                                             288           48            36
                                                                    ----------  ------------  -------------
                                                                       173,594       18,308        14,360
Less: expenses reduced (see Note 4)                                    (24,506)      (3,345)       (4,280)
                                                                    ----------  ------------  -------------
    Total expenses incurred by Fund                                    149,088       14,963        10,080
                                                                    ----------  ------------  -------------
Net investment income                                                  980,094       96,600        73,660
Net realized gain (loss) on investments sold                                 1         (224)         (161)
                                                                    ----------  ------------  -------------
Increase in net assets resulting from operations                    $  980,095   $   96,376     $  73,499
                                                                    ----------  ------------  -------------
                                                                    ----------  ------------  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                       Schwab                        Schwab                        Schwab
                                 Money Market Fund           Government Money Fund        U.S. Treasury Money Fund
                            ----------------------------  ----------------------------  ----------------------------
                             Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                            December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                1997           1996           1997           1996           1997           1996
                            -------------  -------------  -------------  -------------  -------------  -------------
Operations:
  Net investment income      $   980,094    $   765,391    $    96,600    $    92,486    $    73,660    $    59,450
  Net realized gain (loss)
    on investments sold                1             14           (224)          (187)          (161)          (125)
                            -------------  -------------  -------------  -------------  -------------  -------------
  Increase in net assets
    resulting from
    operations                   980,095        765,405         96,376         92,299         73,499         59,325
                            -------------  -------------  -------------  -------------  -------------  -------------
Dividends to shareholders
 from net investment
 income                         (980,094)      (765,391)       (96,600)       (92,486)       (73,660)       (59,450)
                            -------------  -------------  -------------  -------------  -------------  -------------
Capital share transactions
 (at $1.00 per share):
  Proceeds from shares
    sold                      68,079,039     50,575,596      5,066,477      4,805,031      4,613,920      3,744,370
  Net asset value of
    shares issued in
    reinvestment of
    dividends                    938,142        733,559         94,961         91,224         70,360         56,622
  Less payments for shares
    redeemed                 (65,679,416)   (47,235,885)    (5,166,150)    (4,793,775)    (4,340,346)    (3,572,884)
                            -------------  -------------  -------------  -------------  -------------  -------------
  Increase (decrease) in
    net assets from
    capital share
    transactions               3,337,765      4,073,270         (4,712)       102,480        343,934        228,108
                            -------------  -------------  -------------  -------------  -------------  -------------
    Total increase
      (decrease) in net
      assets                   3,337,766      4,073,284         (4,936)       102,293        343,773        227,983
Net assets:
  Beginning of period         18,083,671     14,010,387      1,986,862      1,884,569      1,421,672      1,193,689
                            -------------  -------------  -------------  -------------  -------------  -------------
  End of period              $21,421,437    $18,083,671    $ 1,981,926    $ 1,986,862    $ 1,765,445    $ 1,421,672
                            -------------  -------------  -------------  -------------  -------------  -------------
                            -------------  -------------  -------------  -------------  -------------  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SCHWAB MONEY MARKET FUND
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

    For a share outstanding throughout each period:

                                                        Year ended December 31,
                                     --------------------------------------------------------------
                                        1997         1996         1995         1994         1993
                                     -----------  -----------  -----------  -----------  ----------
Net asset value at beginning of
 period                              $      1.00  $      1.00  $      1.00  $      1.00  $     1.00
                                     -----------  -----------  -----------  -----------  ----------
Income from investment operations
  Net investment income                     0.05         0.05         0.05         0.04        0.03
  Net realized and unrealized gain
    (loss) on investments                     --           --           --           --          --
                                     -----------  -----------  -----------  -----------  ----------
    Total from investment
      operations                            0.05         0.05         0.05         0.04        0.03
Less distributions
  Dividends from net investment
    income                                (0.05)       (0.05)       (0.05)       (0.04)      (0.03)
                                     -----------  -----------  -----------  -----------  ----------
    Total distributions                   (0.05)       (0.05)       (0.05)       (0.04)      (0.03)
                                     -----------  -----------  -----------  -----------  ----------
Net asset value at end of period     $      1.00  $      1.00  $      1.00  $      1.00  $     1.00
                                     -----------  -----------  -----------  -----------  ----------
                                     -----------  -----------  -----------  -----------  ----------
Total return (not annualized)               5.04%        4.91%        5.41%        3.68%       2.67%
Ratios/Supplemental data
  Net assets, end of period (000s)   $21,421,437  $18,083,671  $14,010,387  $11,227,305  $8,164,599
  Ratio of expenses to average net
    assets+                                 0.75%        0.75%        0.75%        0.74%       0.73%
  Ratio of net investment income to
    average net assets+                     4.93%        4.80%        5.27%        3.68%       2.64%

--------------------

  + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

    Ratio of expenses to average
    net assets                              0.87%        0.89%        0.90%        0.90%       0.91%
    Ratio of net investment income
    to average net assets                   4.81%        4.66%        5.12%        3.52%       2.46%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SCHWAB GOVERNMENT MONEY FUND
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

    For a share outstanding throughout each period:

                                                         Year ended December 31,
                                     ---------------------------------------------------------------
                                        1997          1996         1995         1994         1993
                                     -----------  ------------  -----------  -----------  ----------
Net asset value at beginning of
 period                              $      1.00  $       1.00  $      1.00  $      1.00  $     1.00
                                     -----------  ------------  -----------  -----------  ----------
Income from investment operations
  Net investment income                     0.05          0.05         0.05         0.04        0.03
  Net realized and unrealized gain
    (loss)
    on investments                            --            --           --           --          --
                                     -----------  ------------  -----------  -----------  ----------
    Total from investment
      operations                            0.05          0.05         0.05         0.04        0.03
Less distributions
  Dividends from net investment
    income                                (0.05)        (0.05)       (0.05)       (0.04)      (0.03)
                                     -----------  ------------  -----------  -----------  ----------
    Total distributions                   (0.05)        (0.05)       (0.05)       (0.04)      (0.03)
                                     -----------  ------------  -----------  -----------  ----------
Net asset value at end of period     $      1.00  $       1.00  $      1.00  $      1.00  $     1.00
                                     -----------  ------------  -----------  -----------  ----------
                                     -----------  ------------  -----------  -----------  ----------
Total return (not annualized)               4.95%         4.83%        5.34%        3.62%       2.66%
Ratios/Supplemental data
  Net assets, end of period (000s)   $ 1,981,926  $  1,986,862  $ 1,884,569  $ 1,897,328  $1,744,603
  Ratio of expenses to average net
    assets+                                 0.75%         0.75%        0.75%        0.74%       0.73%
  Ratio of net investment income to
    average net assets+                     4.84%         4.73%        5.21%        3.56%       2.63%

--------------------

  + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

    Ratio of expenses to average
    net assets                              0.92%        0.92%        0.92%        0.92%       0.93%
    Ratio of net investment income
    to average net assets                   4.67%        4.56%        5.04%        3.38%       2.43%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SCHWAB U.S. TREASURY MONEY FUND
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

    For a share outstanding throughout each period:

                                                        Year ended December 31,
                                     --------------------------------------------------------------
                                        1997         1996         1995         1994         1993
                                     -----------  -----------  -----------  -----------  ----------
Net asset value at beginning of
 period                              $      1.00  $      1.00  $      1.00  $      1.00  $     1.00
                                     -----------  -----------  -----------  -----------  ----------
Income from investment operations
  Net investment income                     0.05         0.05         0.05         0.04        0.03
  Net realized and unrealized gain
    (loss)
    on investments                            --           --           --           --          --
                                     -----------  -----------  -----------  -----------  ----------
    Total from investment
      operations                            0.05         0.05         0.05         0.04        0.03
Less distributions
  Dividends from net investment
    income                                (0.05)       (0.05)       (0.05)       (0.04)      (0.03)
                                     -----------  -----------  -----------  -----------  ----------
    Total distributions                   (0.05)       (0.05)       (0.05)       (0.04)      (0.03)
                                     -----------  -----------  -----------  -----------  ----------
Net asset value at end of period     $      1.00  $      1.00  $      1.00  $      1.00  $     1.00
                                     -----------  -----------  -----------  -----------  ----------
                                     -----------  -----------  -----------  -----------  ----------
Total return (not annualized)               4.85%        4.77%        5.25%        3.52%       2.54%
Ratios/Supplemental data
  Net assets, end of period (000s)   $ 1,765,445  $ 1,421,672  $ 1,193,689  $   803,871  $  378,143
  Ratio of expenses to average net
    assets+                                 0.65%        0.65%        0.65%        0.65%       0.65%
  Ratio of net investment income to
    average net assets+                     4.75%        4.67%        5.11%        3.60%       2.50%

--------------------

  + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

    Ratio of expenses to average
    net assets                              0.93%        0.94%        0.96%        1.00%        1.05%
    Ratio of net investment income
    to average net assets                   4.47%        4.38%        4.80%        3.25%        2.10%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1997

1. DESCRIPTION OF THE FUNDS

The Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund (the "Funds") are series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the three funds described above, the Trust also offers--the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab Value Advantage Money Fund-Registered Trademark-, Schwab Institutional Advantage Money Fund-Registered Trademark-, Schwab Retirement Money Fund-Registered Trademark- and Schwab Government Cash Reserves. (The Schwab Government Cash Reserves was effective on October 20, 1997. However, the Fund has not commenced operations.) The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION--Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES)--Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS--Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held by the Funds' custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS TO SHAREHOLDERS--Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPENSES--Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES--It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS--The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, Schwab Money Market Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.45% of the next $2 billion, 0.40% of the next $7 billion, 0.37% of the next $10 billion, and 0.34% of such assets in excess of $20 billion. For advisory services and facilities furnished, the Schwab Government Money Fund and Schwab U.S. Treasury Money Fund each pay an annual fee, payable monthly, of 0.46% of the first $1 billion of each Fund's average daily net assets, 0.41% of the next $1 billion, and 0.40% of such assets in excess of $2 billion. The Investment Manager has reduced a portion of its fees for the year ended December 31, 1997 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS--The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives a combined annual fee, payable monthly, of 0.45% of each Fund's average daily net assets. Schwab has reduced a portion of its fees for the year ended December 31, 1997 (see Note 4).

OFFICERS AND TRUSTEES--Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund incurred fees aggregating $114,000, related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab guarantee that, through at least April 30, 1998, the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Money Funds' total operating expenses will not exceed 0.75%, 0.75% and 0.65%, respectively, of each Fund's average daily net assets, after reductions and reimbursements. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the year ended December 31, 1997, the total of such fees reduced by the Investment Manager was $23,541,000, $3,208,000 and $4,184,000 for the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, respectively, and the total of such fees reduced by Schwab was $965,000, $137,000 and $96,000 for the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the Trustees and Shareholders of Schwab Money Market Fund,
Schwab Government Money Fund and Schwab U.S. Treasury Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund (three series constituting part of The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 30, 1998

--------------------------------------------------------------------------------

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                  SCHWABFUNDS FAMILY-Registered Trademark-

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                       SCHWAB ASSET ALLOCATION FUNDS

           Schwab Asset Director-Registered Trademark--High Growth Fund
                   Schwab Asset Director--Balanced Growth Fund
                 Schwab Asset Director--Conservative Growth Fund
                  Schwab OneSource Portfolios--Growth Allocation
                 Schwab OneSource Portfolios--Balanced Allocation

                             SCHWAB STOCK FUNDS

                  Schwab 1000 Fund-Registered Trademark-
                            Schwab S&P 500 Fund
                Schwab Analytics Fund-Registered Trademark-
              Schwab Small-Cap Index Fund-Registered Trademark-
                  Schwab OneSource Portfolios--Small Company
            Schwab International Index Fund-Registered Trademark-
                   Schwab OneSource Portfolios--International

                             SCHWAB BONDS FUNDS

        Schwab Bond Index Funds--Total and Short-Term Bond Market Index
                          Funds-Registered Trademark-
         Schwab Tax-Free Bond Funds--Long-Term and Short/Intermediate
    Schwab California Tax-Free Bond Funds--Long-Term and Short/Intermediate

                             SCHWAB MONEY FUNDS

Schwab offers an array of money funds that seek high current income with safety and liquidity.(1) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.-Registered Trademark-

Please call 1-800-435-4000 for a free prospectus and brochure for any of the SchwabFunds.-Registered Trademark-

EACH PROSPECTUS PROVIDES MORE COMPLETE INFORMATION, INCLUDING FEES AND
EXPENSES.
PLEASE READ IT CAREFULLY BEFORE INVESTING.
This report must be preceded or accompanied by a current prospectus.

(1) Formerly known as the Schwab Government Bond Funds--Long-Term and Short/Intermediate.
(2) Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

SCHWABFUNDS                                                     ==============
F A M I L Y -Registered Trademark-                                 BULK RATE
                                                                 U.S. POSTAGE
101 Montgomery Street                                                PAID
San Francisco, California 94104                                 CHARLES SCHWAB
                                                                ==============
















INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C- 1996 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. CRS 20178 (0098-1062) TF6453(2/98)


FOLD